United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-7115

(Investment Company Act File Number)

Federated Total Return Series, Inc.

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 11/30/19

Date of Reporting Period: Six months ended 05/31/19

Item 1.	Reports to Stockholders

Semi-Annual Shareholder Report
May 31, 2019
Share Class | Ticker	A | TLRAX	B | TLRBX	C | TLRCX	R | FTRKX
	Institutional | FTRBX	Service | FTRFX	R6 | FTRLX

Federated Total Return Bond Fund
Fund Established 1996

A Portfolio of Federated Total Return Series, Inc.
IMPORTANT NOTICE REGARDING REPORT DELIVERY
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4.
You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4. Your election to receive reports in paper will apply to all funds held with the Fund complex or your financial intermediary.

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

J. Christopher
Donahue
President
Federated Total Return Bond Fund
Letter from the President
Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from December 1, 2018 through May 31, 2019. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Portfolio of Investments Summary Table (unaudited)
At May 31, 2019, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets[2]
Corporate Debt Securities	34.5%
Mortgage-Backed Securities	21.0%
U.S. Treasury and Agency Securities	17.6%
Commercial Mortgage-Backed Securities[3]	4.0%
Foreign Government Securities	0.6%
Agency Risk Transfer Securities	0.3%
Asset-Backed Securities	0.3%
Collateralized Mortgage Obligations[4]	0.0%
Derivative Contracts[5]	(0.2)%
High Yield Bond Portfolio	8.0%
Emerging Markets Core Fund	5.4%
Federated Project and Trade Finance Core Fund	4.5%
Federated Bank Loan Core Fund	2.0%
Cash Equivalents[6]	2.2%
Other Assets and Liabilities—Net[7]	(0.2)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these security types.
2	As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, affiliated investment companies (other than an affiliated money market mutual fund) in which the Fund invested greater than 10% of its net assets are not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments. Affiliated investment companies (other than an affiliated money market mutual fund) in which the Fund invested less than 10% of its net assets are listed individually in the table.
3	For purposes of this table, Mortgage-Backed Securities include mortgage-backed securities guaranteed by Government Sponsored Entities and adjustable rate mortgage-backed securities.
4	Represents less than 0.1%.
5	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value, and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
6	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements other than those representing securities lending collateral.
7	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Portfolio of Investments
May 31, 2019 (unaudited)
Principal Amount or Shares			Value in U.S. Dollars
	[1]	AGENCY RISK TRANSFER SECURITIES—0.3%
		Structured Product (ABS)—0.3%
$6,480,000		Connecticut Avenue Securities, Series 2014-C02, Class 1M2, 5.029% (1-month USLIBOR +2.600%), 5/25/2024	$6,768,422
8,043,843		Connecticut Avenue Securities, Series 2014-C03, Class 1M2, 5.429% (1-month USLIBOR +3.000%), 7/25/2024	8,534,781
3,326,810		Structured Agency Credit Risk Debt Note, Series 2014-DN1, Class M2, 4.629% (1-month USLIBOR +2.200%), 2/25/2024	3,380,155
1,820,000		Structured Agency Credit Risk Debt Note, Series 2014-DN1, Class M3, 6.929% (1-month USLIBOR +4.500%), 2/25/2024	2,035,120
813,518		Structured Agency Credit Risk Debt Note, Series 2014-DN2, Class M2, 4.079% (1-month USLIBOR +1.650%), 4/25/2024	818,248
2,730,000		Structured Agency Credit Risk Debt Note, Series 2014-DN2, Class M3, 6.029% (1-month USLIBOR +3.600%), 4/25/2024	2,945,215
		TOTAL AGENCY RISK TRANSFER SECURITIES (IDENTIFIED COST $21,823,928)	24,481,941
		CORPORATE BONDS—34.5%
		Basic Industry - Chemicals—0.2%
2,653,000		Albemarle Corp., 4.150%, 12/1/2024	2,775,025
1,000,000		Dow Chemical Co., 4.250%, 11/15/2020	1,019,225
3,670,000		Incitec Pivot Finance LLC, Company Guarantee, 144A, 6.000%, 12/10/2019	3,725,701
9,955,000		RPM International, Inc., Sr. Unsecd. Note, 5.250%, 6/1/2045	10,445,903
		TOTAL	17,965,854
		Basic Industry - Metals & Mining—0.6%
4,580,000		Anglogold Ashanti Holdings PLC, Sr. Note, 6.500%, 4/15/2040	4,795,329
1,530,000		Carpenter Technology Corp., Sr. Unsecd. Note, 4.450%, 3/1/2023	1,556,357
6,860,000		Carpenter Technology Corp., Sr. Unsecd. Note, 5.200%, 7/15/2021	7,025,446
4,380,000		Gold Fields Orogen Holding BVI Ltd., Sr. Unsecd. Note, 144A, 4.875%, 10/7/2020	4,440,006
3,430,000		Newcrest Finance Property Ltd., Sr. Unsecd. Note, 144A, 4.200%, 10/1/2022	3,558,457
2,290,000		Newmont Mining Corp., Company Guarantee, 5.875%, 4/1/2035	2,672,393
7,750,000		Reliance Steel & Aluminum Co., Sr. Unsecd. Note, 4.500%, 4/15/2023	8,083,745
2,200,000		Southern Copper Corp., Sr. Unsecd. Note, 3.500%, 11/8/2022	2,234,634
2,180,000		Southern Copper Corp., Sr. Unsecd. Note, 6.750%, 4/16/2040	2,613,490
2,290,000		Worthington Industries, Inc., Sr. Unsecd. Note, 4.300%, 8/1/2032	2,311,452
3,330,000		Worthington Industries, Inc., Sr. Unsecd. Note, 4.550%, 4/15/2026	3,448,161
Semi-Annual Shareholder Report

Principal Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Basic Industry - Metals & Mining—continued
$9,860,000		Worthington Industries, Inc., Sr. Unsecd. Note, 6.500%, 4/15/2020	$10,131,756
		TOTAL	52,871,226
		Basic Industry - Paper—0.3%
3,050,000		International Paper Co., Sr. Unsecd. Note, 3.000%, 2/15/2027	2,953,663
14,500,000		International Paper Co., Sr. Unsecd. Note, 4.400%, 8/15/2047	13,629,089
3,550,000		Weyerhaeuser Co., Sr. Unsecd. Note, 3.250%, 3/15/2023	3,604,275
5,100,000		Weyerhaeuser Co., Sr. Unsecd. Note, 4.700%, 3/15/2021	5,252,756
		TOTAL	25,439,783
		Capital Goods - Aerospace & Defense—0.9%
9,050,000		Airbus Group SE, Sr. Unsecd. Note, 144A, 3.150%, 4/10/2027	9,219,854
500,000		Arconic, Inc., 5.870%, 2/23/2022	521,478
7,540,000		Arconic, Inc., Sr. Unsecd. Note, 5.400%, 4/15/2021	7,725,974
7,480,000		BAE Systems Holdings, Inc., Sr. Unsecd. Note, 144A, 3.850%, 12/15/2025	7,752,536
5,500,000		Embraer Netherlands BV, Sr. Unsecd. Note, 5.050%, 6/15/2025	5,809,430
4,397,000		Embraer Overseas Ltd., Sr. Unsecd. Note, 144A, 5.696%, 9/16/2023	4,748,804
3,500,000		Embraer SA, Sr. Unsecd. Note, 5.150%, 6/15/2022	3,653,160
6,490,000		Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, 3.483%, 12/1/2027	6,445,219
3,970,000		Lockheed Martin Corp., Sr. Unsecd. Note, 2.900%, 3/1/2025	4,002,469
7,300,000		Lockheed Martin Corp., Sr. Unsecd. Note, 3.550%, 1/15/2026	7,631,790
5,400,000		Northrop Grumman Corp., Sr. Unsecd. Note, 2.550%, 10/15/2022	5,384,649
7,405,000		Northrop Grumman Corp., Sr. Unsecd. Note, 3.250%, 1/15/2028	7,418,015
1,820,000	[1]	Textron Financial Corp., Jr. Sub. Note, 144A, 4.253% (3-month USLIBOR +1.735%), 2/15/2042	1,477,867
1,800,000		Textron, Inc., Sr. Unsecd. Note, 3.875%, 3/1/2025	1,851,670
3,000,000		Textron, Inc., Sr. Unsecd. Note, 4.300%, 3/1/2024	3,167,168
		TOTAL	76,810,083
		Capital Goods - Building Materials—0.1%
4,940,000		Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.200%, 10/1/2024	4,888,135
5,270,000		Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.550%, 10/1/2027	5,123,741
1,670,000		Masco Corp., Sr. Unsecd. Note, 7.125%, 3/15/2020	1,720,139
		TOTAL	11,732,015
		Capital Goods - Construction Machinery—0.2%
7,475,000		CNH Industrial NV, Sr. Unsecd. Note, Series MTN, 3.850%, 11/15/2027	7,404,860
Semi-Annual Shareholder Report

Principal Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Capital Goods - Construction Machinery—continued
$69,000		Caterpillar, Inc., Deb., 5.300%, 9/15/2035	$82,668
500,000		John Deere Capital Corp., Sr. Unsecd. Note, Series MTN, 2.750%, 3/15/2022	504,377
9,875,000		John Deere Capital Corp., Sr. Unsecd. Note, Series MTN, 3.450%, 3/7/2029	10,312,876
		TOTAL	18,304,781
		Capital Goods - Diversified Manufacturing—0.8%
2,020,000		Avery Dennison Corp., Sr. Unsecd. Note, 5.375%, 4/15/2020	2,056,707
9,700,000		CK Hutchison Holdings Ltd., Sr. Unsecd. Note, 144A, 2.750%, 3/29/2023	9,712,043
144,000		General Electric Capital Corp., Note, Series MTNA, 6.750%, 3/15/2032	173,241
350,000		General Electric Capital Corp., Series NOT2, 5.500%, 3/15/2023	373,731
221,000		General Electric Capital Corp., Sr. Unsecd. Note, Series GMTN, 3.100%, 1/9/2023	221,031
917,000		General Electric Capital Corp., Sr. Unsecd. Note, Series GMTN, 6.875%, 1/10/2039	1,118,794
2,520,000		General Electric Capital Corp., Sr. Unsecd. Note, Series MTN, 4.650%, 10/17/2021	2,619,874
1,745,000	[1]	General Electric Capital Corp., Sr. Unsecd. Note, Series NOTZ, 3.396% (3-month USLIBOR +0.800%), 4/15/2020	1,749,835
544,000		General Electric Capital Corp., Sub. Note, 5.300%, 2/11/2021	564,252
8,190,000		Lennox International, Inc., Sr. Unsecd. Note, 3.000%, 11/15/2023	8,181,120
7,800,000		Parker-Hannifin Corp., Sr. Unsecd. Note, 3.250%, 3/1/2027	7,865,756
4,550,000		Parker-Hannifin Corp., Sr. Unsecd. Note, 4.100%, 3/1/2047	4,685,522
1,900,000		Roper Technologies, Inc., Sr. Unsecd. Note, 3.850%, 12/15/2025	1,974,244
14,000,000		Siemens Financieringsmat, Sr. Unsecd. Note, 144A, 3.400%, 3/16/2027	14,357,417
1,400,000		Thomas & Betts Corp., Sr. Unsecd. Note, 5.625%, 11/15/2021	1,493,965
1,000,000		United Technologies Corp., Sr. Unsecd. Note, 4.500%, 4/15/2020	1,016,161
3,900,000		Valmont Industries, Inc., 5.250%, 10/1/2054	3,771,370
6,365,000		Wabtec Corp., Sr. Unsecd. Note, 3.450%, 11/15/2026	6,092,267
		TOTAL	68,027,330
		Capital Goods - Packaging—0.1%
5,350,000		Packaging Corp. of America, Sr. Unsecd. Note, 4.500%, 11/1/2023	5,680,211
5,830,000		WestRock Co., Sr. Unsecd. Note, Series WI, 4.000%, 3/15/2028	5,952,114
		TOTAL	11,632,325
		Communications - Cable & Satellite—1.0%
21,134,000		CCO Safari II LLC, 4.908%, 7/23/2025	22,377,693
Semi-Annual Shareholder Report

Principal Amount or Shares		Value in U.S. Dollars
	CORPORATE BONDS—continued
	Communications - Cable & Satellite—continued
$9,300,000	Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., 5.050%, 3/30/2029	$9,905,065
4,300,000	Comcast Corp., 3.375%, 2/15/2025	4,424,608
10,200,000	Comcast Corp., Sr. Unsecd. Note, 3.150%, 2/15/2028	10,208,779
7,950,000	Comcast Corp., Sr. Unsecd. Note, 3.950%, 10/15/2025	8,426,285
5,000,000	Comcast Corp., Sr. Unsecd. Note, 4.950%, 10/15/2058	5,741,432
6,610,000	Cox Communications, Inc., Sr. Unsecd. Note, 144A, 3.350%, 9/15/2026	6,550,967
3,080,000	NBCUniversal Media LLC, Sr. Unsecd. Note, 2.875%, 1/15/2023	3,116,755
3,000,000	NBCUniversal, Inc., Sr. Unsecd. Note, 5.950%, 4/1/2041	3,746,825
2,325,000	NBCUniversal, Inc., Sr. Unsecd. Note, 6.400%, 4/30/2040	3,028,781
7,000,000	Time Warner Cable, Inc., Company Guarantee, 5.500%, 9/1/2041	7,020,061
	TOTAL	84,547,251
	Communications - Media & Entertainment—0.8%
15,000,000	British Sky Broadcasting Group PLC, 144A, 3.750%, 9/16/2024	15,653,400
5,200,000	CBS Corp., 4.900%, 8/15/2044	5,290,442
4,170,000	CBS Corp., Sr. Unsecd. Note, 3.375%, 2/15/2028	4,039,843
4,810,000	CBS Corp., Sr. Unsecd. Note, Series WI, 3.700%, 6/1/2028	4,779,726
5,210,000	Discovery Communications LLC, Sr. Unsecd. Note, 4.900%, 3/11/2026	5,610,098
3,445,000	Fox Corp, Sr. Unsecd. Note, 144A, 4.709%, 1/25/2029	3,770,551
4,510,000	Fox Corp, Sr. Unsecd. Note, 144A, 5.576%, 1/25/2049	5,272,077
11,850,000	Grupo Televisa S.A., 6.625%, 3/18/2025	13,551,124
2,100,000	Grupo Televisa S.A., Sr. Unsecd. Note, 5.000%, 5/13/2045	2,050,270
600,000	Walt Disney Co., Sr. Sub. Secd. Note, 144A, 6.900%, 8/15/2039	859,200
7,088,000	Walt Disney Co., Sr. Unsecd. Note, 144A, 6.750%, 1/9/2038	10,029,364
1,700,000	Walt Disney Co., Sr. Unsecd. Note, Series MTN, 3.750%, 6/1/2021	1,744,827
	TOTAL	72,650,922
	Communications - Telecom Wireless—0.6%
2,970,000	American Tower Corp., Sr. Unsecd. Note, 4.400%, 2/15/2026	3,158,753
3,500,000	American Tower Corp., Sr. Unsecd. Note, 5.000%, 2/15/2024	3,814,702
5,550,000	Bell Canada, Sr. Unsecd. Note, 4.464%, 4/1/2048	5,905,682
4,940,000	Crown Castle International Corp., Sr. Unsecd. Note, 3.800%, 2/15/2028	4,972,201
8,400,000	Crown Castle International Corp., Sr. Unsecd. Note, 4.450%, 2/15/2026	8,905,501
2,370,000	Orange SA, Sr. Unsecd. Note, 5.375%, 7/8/2019	2,376,057
5,500,000	TELUS Corp., Sr. Unsecd. Note, 2.800%, 2/16/2027	5,322,170
Semi-Annual Shareholder Report

Principal Amount or Shares		Value in U.S. Dollars
	CORPORATE BONDS—continued
	Communications - Telecom Wireless—continued
$10,005,000	Vodafone Group PLC, Sr. Unsecd. Note, 4.125%, 5/30/2025	$10,388,041
5,630,000	Vodafone Group PLC, Sr. Unsecd. Note, 5.250%, 5/30/2048	5,864,450
	TOTAL	50,707,557
	Communications - Telecom Wirelines—1.1%
3,000,000	AT&T, Inc., Sr. Unsecd. Note, 3.400%, 5/15/2025	3,033,912
2,000,000	AT&T, Inc., Sr. Unsecd. Note, 4.100%, 2/15/2028	2,062,672
1,150,000	AT&T, Inc., Sr. Unsecd. Note, 4.250%, 3/1/2027	1,200,039
9,300,000	AT&T, Inc., Sr. Unsecd. Note, 4.800%, 6/15/2044	9,330,596
2,100,000	AT&T, Inc., Sr. Unsecd. Note, 5.450%, 3/1/2047	2,313,678
5,800,000	AT&T, Inc., Sr. Unsecd. Note, 6.375%, 3/1/2041	6,954,073
6,100,000	AT&T, Inc., Sr. Unsecd. Note, Series WI, 5.300%, 8/15/2058	6,446,135
12,000,000	Deutsche Telekom International Finance BV, Sr. Unsecd. Note, 144A, 3.600%, 1/19/2027	12,133,684
2,000,000	Qtel International Finance Ltd., Company Guarantee, 144A, 4.750%, 2/16/2021	2,060,000
5,240,000	Telefonica Emisiones SAU, Company Guarantee, 5.462%, 2/16/2021	5,482,133
5,000,000	Telefonica Emisiones SAU, Sr. Unsecd. Note, 4.570%, 4/27/2023	5,329,902
3,925,000	Telefonica Emisiones SAU, Sr. Unsecd. Note, 5.213%, 3/8/2047	4,055,864
4,525,000	Telefonica Emisiones SAU, Sr. Unsecd. Note, 5.520%, 3/1/2049	4,840,106
5,740,000	Verizon Communications, Inc., Sr. Unsecd. Note, 4.125%, 8/15/2046	5,759,429
5,250,000	Verizon Communications, Inc., Sr. Unsecd. Note, 4.150%, 3/15/2024	5,582,429
7,000,000	Verizon Communications, Inc., Sr. Unsecd. Note, 4.522%, 9/15/2048	7,388,568
5,346,000	Verizon Communications, Inc., Sr. Unsecd. Note, 4.672%, 3/15/2055	5,736,165
3,900,000	Verizon Communications, Inc., Sr. Unsecd. Note, 5.150%, 9/15/2023	4,312,471
	TOTAL	94,021,856
	Consumer Cyclical - Automotive—0.7%
2,400,000	DaimlerChrysler North America Holding Corp., Company Guarantee, 8.500%, 1/18/2031	3,518,650
8,680,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.250%, 9/20/2022	8,796,888
5,540,000	General Motors Co., Sr. Unsecd. Note, 4.000%, 4/1/2025	5,501,837
2,790,000	General Motors Co., Sr. Unsecd. Note, 6.750%, 4/1/2046	2,958,197
5,250,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 5.250%, 3/1/2026	5,502,519
Semi-Annual Shareholder Report

Principal Amount or Shares		Value in U.S. Dollars
	CORPORATE BONDS—continued
	Consumer Cyclical - Automotive—continued
$3,400,000	Hyundai Capital America, Sr. Unsecd. Note, 144A, 2.600%, 3/19/2020	$3,392,656
7,620,000	Nissan Motor Acceptance Corp., Sr. Unsecd. Note, 144A, 2.650%, 7/13/2022	7,552,599
2,700,000	Toyota Motor Credit Corp., Sr. Unsecd. Note, Series GMTN, 2.700%, 1/11/2023	2,720,063
3,045,000	Volkswagen Group of America Finance LLC, Sr. Unsecd. Note, 144A, 4.000%, 11/12/2021	3,126,570
19,650,000	Volkswagen Group of America Finance LLC, Sr. Unsecd. Note, 144A, 4.250%, 11/13/2023	20,397,571
	TOTAL	63,467,550
	Consumer Cyclical - Gaming—0.0%
250,000	GLP Capital LP/GLP Financing II, Inc., Sr. Unsecd. Note, 5.375%, 4/15/2026	264,925
	Consumer Cyclical - Leisure—0.1%
7,904,192	Football Trust V, Pass Thru Cert., 5.350%, 10/5/2020	8,175,910
	Consumer Cyclical - Retailers—1.3%
5,000,000	Advance Auto Parts, Inc., 4.500%, 12/1/2023	5,306,950
6,790,000	AutoZone, Inc., Sr. Unsecd. Note, 3.125%, 4/21/2026	6,751,957
5,520,000	AutoZone, Inc., Sr. Unsecd. Note, 3.750%, 6/1/2027	5,672,608
7,000,000	CVS Health Corp., 2.750%, 12/1/2022	6,960,423
349,473	CVS Health Corp., Pass Thru Cert., 144A, 5.298%, 1/11/2027	368,334
1,750,000	CVS Health Corp., Sr. Unsecd. Note, 2.800%, 7/20/2020	1,752,562
2,500,000	CVS Health Corp., Sr. Unsecd. Note, 2.875%, 6/1/2026	2,397,399
5,035,000	CVS Health Corp., Sr. Unsecd. Note, 3.875%, 7/20/2025	5,165,549
2,430,000	CVS Health Corp., Sr. Unsecd. Note, 4.300%, 3/25/2028	2,506,248
12,745,000	CVS Health Corp., Sr. Unsecd. Note, 5.050%, 3/25/2048	12,976,439
1,760,000	CVS Health Corp., Sr. Unsecd. Note, 5.125%, 7/20/2045	1,795,960
4,670,000	Dollar General Corp., Sr. Unsecd. Note, 4.150%, 11/1/2025	4,928,227
9,180,000	Dollar Tree, Inc., Sr. Unsecd. Note, 3.700%, 5/15/2023	9,365,066
2,300,000	Home Depot, Inc., Sr. Unsecd. Note, 2.800%, 9/14/2027	2,296,192
12,000,000	Home Depot, Inc., Sr. Unsecd. Note, 3.750%, 2/15/2024	12,663,874
2,540,000	O'Reilly Automotive, Inc., Company Guarantee, 4.875%, 1/14/2021	2,621,550
2,370,000	O'Reilly Automotive, Inc., Sr. Unsecd. Note, 3.550%, 3/15/2026	2,398,786
6,150,000	Tiffany & Co., Sr. Unsecd. Note, 3.800%, 10/1/2024	6,356,411
8,345,000	Under Armour, Inc., Sr. Unsecd. Note, 3.250%, 6/15/2026	7,714,368
10,400,000	WalMart, Inc., 2.550%, 4/11/2023	10,465,142
	TOTAL	110,464,045
Semi-Annual Shareholder Report

Principal Amount or Shares		Value in U.S. Dollars
	CORPORATE BONDS—continued
	Consumer Cyclical - Services—0.7%
$10,000,000	Alibaba Group Holding Ltd., Sr. Unsecd. Note, 3.600%, 11/28/2024	$10,197,099
5,130,000	Amazon.com, Inc., Sr. Unsecd. Note, 3.150%, 8/22/2027	5,277,806
5,000,000	Amazon.com, Inc., Sr. Unsecd. Note, 3.875%, 8/22/2037	5,343,200
2,100,000	Boston University, Series MTNA, 7.625%, 7/15/2097	2,698,108
6,700,000	Cintas Corp. No. 2, Sr. Unsecd. Note, 3.700%, 4/1/2027	7,013,110
9,000,000	Expedia Group, Inc., Sr. Unsecd. Note, 3.800%, 2/15/2028	9,010,889
11,250,000	IHS Markit Ltd., Sr. Unsecd. Note, 4.750%, 8/1/2028	11,927,813
2,340,000	University of Southern California, Sr. Unsecd. Note, 5.250%, 10/1/2111	3,213,067
4,420,000	Visa, Inc., Sr. Unsecd. Note, 2.750%, 9/15/2027	4,421,907
3,300,000	Visa, Inc., Sr. Unsecd. Note, 3.150%, 12/14/2025	3,408,042
	TOTAL	62,511,041
	Consumer Non-Cyclical - Food/Beverage—2.4%
11,000,000	Anheuser-Busch Cos LLC/Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.900%, 2/1/2046	11,359,824
1,390,000	Anheuser-Busch InBev Finance, Inc., 4.900%, 2/1/2046	1,430,721
6,960,000	Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.439%, 10/6/2048	6,775,516
5,022,000	Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.600%, 4/15/2048	5,010,827
3,375,000	Bacardi Ltd., Sr. Unsecd. Note, 144A, 2.750%, 7/15/2026	3,126,867
1,000,000	Coca-Cola Company, Sr. Unsecd. Note, 3.300%, 9/1/2021	1,022,491
7,000,000	Coca-Cola Femsa S.A.B. de C.V., Sr. Unsecd. Note, 3.875%, 11/26/2023	7,304,479
5,000,000	Constellation Brands, Inc., 4.250%, 5/1/2023	5,262,806
13,640,000	Constellation Brands, Inc., Sr. Unsecd. Note, 4.650%, 11/15/2028	14,683,395
6,100,000	Danone SA, Sr. Unsecd. Note, 144A, 2.589%, 11/2/2023	6,048,630
7,030,000	Danone SA, Sr. Unsecd. Note, 144A, 2.947%, 11/2/2026	6,939,845
5,160,000	Flowers Foods, Inc., Sr. Unsecd. Note, 3.500%, 10/1/2026	5,105,043
8,000,000	General Mills, Inc., Sr. Unsecd. Note, 3.700%, 10/17/2023	8,277,758
2,930,000	General Mills, Inc., Sr. Unsecd. Note, 4.550%, 4/17/2038	3,030,456
9,610,000	General Mills, Inc., Sr. Unsecd. Note, 4.700%, 4/17/2048	9,904,652
3,250,000	Grupo Bimbo S.A.B. de CV, Sr. Unsecd. Note, 144A, 3.875%, 6/27/2024	3,346,681
8,100,000	Grupo Bimbo S.A.B. de CV, Sr. Unsecd. Note, 144A, 4.500%, 1/25/2022	8,356,564
6,740,000	Heineken NV, Sr. Unsecd. Note, 144A, 3.500%, 1/29/2028	6,935,901
2,810,000	Heineken NV, Sr. Unsecd. Note, 144A, 4.350%, 3/29/2047	2,933,983
Semi-Annual Shareholder Report

Principal Amount or Shares		Value in U.S. Dollars
	CORPORATE BONDS—continued
	Consumer Non-Cyclical - Food/Beverage—continued
$10,100,000	Kerry Group Financial Services, Sr. Unsecd. Note, 144A, 3.200%, 4/9/2023	$10,200,483
9,690,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 4.375%, 6/1/2046	8,553,981
2,845,000	Maple Escrow Subsidiary, Inc., Sr. Unsecd. Note, 144A, 4.057%, 5/25/2023	2,959,438
3,140,000	Maple Escrow Subsidiary, Inc., Sr. Unsecd. Note, 144A, 4.417%, 5/25/2025	3,317,321
11,000,000	McCormick & Co., Inc., Sr. Unsecd. Note, 3.400%, 8/15/2027	11,106,101
5,000,000	Mead Johnson Nutrition Co., Sr. Unsecd. Note, 4.600%, 6/1/2044	5,659,087
10,000,000	Molson Coors Brewing Co., Sr. Unsecd. Note, 4.200%, 7/15/2046	9,191,589
6,945,000	Mondelez International Holdings Netherlands BV, Sr. Unsecd. Note, 144A, 2.000%, 10/28/2021	6,829,785
6,100,000	PepsiCo, Inc., 2.750%, 4/30/2025	6,181,611
2,000,000	PepsiCo, Inc., Sr. Unsecd. Note, 1.850%, 4/30/2020	1,992,803
150,000	Ralston Purina Co., Deb., 7.875%, 6/15/2025	186,503
200,000	Ralston Purina Co., Deb., 8.125%, 2/1/2023	235,961
9,759,000	Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 4.250%, 2/1/2027	9,720,123
1,450,000	Tyson Foods, Inc., 5.150%, 8/15/2044	1,571,459
1,970,000	Tyson Foods, Inc., Sr. Unsecd. Note, 3.550%, 6/2/2027	1,996,366
2,650,000	Tyson Foods, Inc., Sr. Unsecd. Note, 3.900%, 9/28/2023	2,768,484
3,850,000	Tyson Foods, Inc., Sr. Unsecd. Note, 5.100%, 9/28/2048	4,104,924
	TOTAL	203,432,458
	Consumer Non-Cyclical - Health Care—0.1%
3,035,000	Agilent Technologies, Inc., Sr. Unsecd. Note, 3.200%, 10/1/2022	3,068,944
4,750,000	Agilent Technologies, Inc., Sr. Unsecd. Note, 3.875%, 7/15/2023	4,942,518
1,690,000	Becton Dickinson & Co., Sr. Unsecd. Note, 3.734%, 12/15/2024	1,744,175
	TOTAL	9,755,637
	Consumer Non-Cyclical - Pharmaceuticals—1.6%
5,128,000	Abbott Laboratories, Sr. Unsecd. Note, 3.750%, 11/30/2026	5,419,709
9,050,000	Abbott Laboratories, Sr. Unsecd. Note, 4.900%, 11/30/2046	10,699,308
2,000,000	Amgen, Inc., Sr. Unsecd. Note, 3.625%, 5/22/2024	2,068,338
7,410,000	AstraZeneca PLC, Sr. Unsecd. Note, 2.375%, 6/12/2022	7,358,612
7,000,000	AstraZeneca PLC, Sr. Unsecd. Note, 3.125%, 6/12/2027	6,986,006
7,000,000	AstraZeneca PLC, Sr. Unsecd. Note, 3.500%, 8/17/2023	7,210,738
5,050,000	Bayer US Finance II LLC, Sr. Unsecd. Note, 144A, 3.875%, 12/15/2023	5,138,950
5,250,000	Bayer US Finance II LLC, Sr. Unsecd. Note, 144A, 4.250%, 12/15/2025	5,403,800
2,455,000	Bayer US Finance LLC, Sr. Unsecd. Note, 144A, 3.375%, 10/8/2024	2,425,031
Semi-Annual Shareholder Report

Principal Amount or Shares		Value in U.S. Dollars
	CORPORATE BONDS—continued
	Consumer Non-Cyclical - Pharmaceuticals—continued
$7,120,000	Bio-Rad Laboratories, Inc., Sr. Unsecd. Note, 4.875%, 12/15/2020	$7,360,012
5,000,000	Bristol-Myers Squibb Co., Sr. Unsecd. Note, 144A, 2.900%, 7/26/2024	5,068,988
2,525,000	Bristol-Myers Squibb Co., Sr. Unsecd. Note, 144A, 3.400%, 7/26/2029	2,598,295
3,425,000	Celgene Corp., Sr. Unsecd. Note, 3.875%, 8/15/2025	3,602,639
9,100,000	Celgene Corp., Sr. Unsecd. Note, 3.900%, 2/20/2028	9,558,963
3,000,000	Celgene Corp., Sr. Unsecd. Note, 4.350%, 11/15/2047	3,170,899
2,475,000	Celgene Corp., Sr. Unsecd. Note, 5.000%, 8/15/2045	2,887,632
9,315,000	Eli Lilly & Co., Sr. Unsecd. Note, 3.375%, 3/15/2029	9,661,913
6,000,000	Gilead Sciences, Inc., Sr. Unsecd. Note, 3.700%, 4/1/2024	6,255,092
1,000,000	Johnson & Johnson, 5.950%, 8/15/2037	1,317,597
15,850,000	Merck & Co., Inc., Sr. Unsecd. Note, 3.400%, 3/7/2029	16,444,566
1,900,000	Shire Acquisitions Investments Ireland DAC, Sr. Unsecd. Note, 2.400%, 9/23/2021	1,883,749
10,560,000	Teva Pharmaceutical Finance Netherlands III BV, Sr. Unsecd. Note, 3.150%, 10/1/2026	8,045,400
7,000,000	Teva Pharmaceutical Finance Netherlands III BV, Sr. Unsecd. Note, 4.100%, 10/1/2046	4,558,750
	TOTAL	135,124,987
	Consumer Non-Cyclical - Products—0.1%
3,060,000	Church and Dwight, Inc., Sr. Unsecd. Note, 3.150%, 8/1/2027	3,046,859
500,000	Procter & Gamble Co., 2.300%, 2/6/2022	500,979
5,630,000	Reckitt Benckiser Treasury Services PLC, Sr. Unsecd. Note, 144A, 3.000%, 6/26/2027	5,541,295
	TOTAL	9,089,133
	Consumer Non-Cyclical - Supermarkets—0.1%
3,000,000	Kroger Co., Bond, 6.900%, 4/15/2038	3,713,747
7,800,000	Kroger Co., Sr. Unsecd. Note, 4.450%, 2/1/2047	7,333,903
	TOTAL	11,047,650
	Consumer Non-Cyclical - Tobacco—0.3%
3,375,000	Altria Group, Inc., Sr. Unsecd. Note, 4.800%, 2/14/2029	3,527,838
9,075,000	Altria Group, Inc., Sr. Unsecd. Note, 5.950%, 2/14/2049	9,959,521
5,335,000	Reynolds American, Inc., Sr. Unsecd. Note, 4.450%, 6/12/2025	5,546,894
5,450,000	Reynolds American, Inc., Sr. Unsecd. Note, 5.850%, 8/15/2045	5,663,548
	TOTAL	24,697,801
	Energy - Independent—1.0%
9,610,000	Anadarko Petroleum Corp., Sr. Unsecd. Note, 5.550%, 3/15/2026	10,598,363
Semi-Annual Shareholder Report

Principal Amount or Shares		Value in U.S. Dollars
	CORPORATE BONDS—continued
	Energy - Independent—continued
$3,930,000	Apache Corp., Sr. Unsecd. Note, 3.250%, 4/15/2022	$3,961,477
9,000,000	Apache Corp., Sr. Unsecd. Note, 4.750%, 4/15/2043	8,522,774
7,000,000	Canadian Natural Resources Ltd., Sr. Unsecd. Note, 2.950%, 1/15/2023	6,983,806
12,630,000	Canadian Natural Resources Ltd., Sr. Unsecd. Note, 3.800%, 4/15/2024	13,007,038
12,625,000	Cimarex Energy Co., Sr. Unsecd. Note, 3.900%, 5/15/2027	12,788,808
1,730,000	Cimarex Energy Co., Sr. Unsecd. Note, 4.375%, 3/15/2029	1,806,716
1,480,000	EOG Resources, Inc., Note, 5.625%, 6/1/2019	1,480,000
5,000,000	EOG Resources, Inc., Sr. Unsecd. Note, 2.625%, 3/15/2023	5,002,630
14,150,000	Marathon Oil Corp., Sr. Unsecd. Note, 3.850%, 6/1/2025	14,443,458
4,420,000	Marathon Oil Corp., Sr. Unsecd. Note, 4.400%, 7/15/2027	4,590,867
610,000	XTO Energy, Inc., 6.750%, 8/1/2037	833,664
	TOTAL	84,019,601
	Energy - Integrated—1.1%
2,485,000	BP Capital Markets America, Inc., Sr. Unsecd. Note, 3.119%, 5/4/2026	2,492,036
8,000,000	BP Capital Markets PLC, Company Guarantee, 3.561%, 11/1/2021	8,214,576
10,000,000	BP Capital Markets PLC, Sr. Unsecd. Note, 3.062%, 3/17/2022	10,147,403
100,000	BP PLC, Deb., 8.750%, 3/1/2032	149,202
4,030,000	CNPC Hong Kong Overseas Capital Ltd., Company Guarantee, 144A, 5.950%, 4/28/2041	5,316,728
3,400,000	Chevron Corp., Sr. Unsecd. Note, 3.191%, 6/24/2023	3,500,868
4,000,000	Conoco, Inc., 7.250%, 10/15/2031	5,520,568
6,305,000	Husky Energy, Inc., 4.000%, 4/15/2024	6,570,322
7,930,000	Husky Energy, Inc., Sr. Unsecd. Note, 4.400%, 4/15/2029	8,063,436
4,000,000	Petro-Canada, Sr. Unsecd. Note, 6.800%, 5/15/2038	5,295,763
14,400,000	Petroleos Mexicanos, Sr. Unsecd. Note, 4.875%, 1/24/2022	14,621,760
900,000	Shell International Finance B.V., 4.300%, 9/22/2019	904,931
3,770,000	Shell International Finance B.V., Sr. Unsecd. Note, 2.875%, 5/10/2026	3,773,137
3,025,000	Shell International Finance B.V., Sr. Unsecd. Note, 4.000%, 5/10/2046	3,185,214
14,000,000	Shell International Finance B.V., Sr. Unsecd. Note, 4.125%, 5/11/2035	15,155,181
	TOTAL	92,911,125
	Energy - Midstream—1.3%
2,220,000	Andeavor Logistics LP, Sr. Unsecd. Note, 4.250%, 12/1/2027	2,281,556
Semi-Annual Shareholder Report

Principal Amount or Shares		Value in U.S. Dollars
	CORPORATE BONDS—continued
	Energy - Midstream—continued
$9,240,000	Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 4.800%, 5/3/2029	$9,319,134
4,000,000	Columbia Pipeline Group, Inc., Sr. Unsecd. Note, 4.500%, 6/1/2025	4,277,743
2,400,000	Columbia Pipeline Group, Inc., Sr. Unsecd. Note, 5.800%, 6/1/2045	2,758,394
10,000,000	Energy Transfer Partners LP, Sr. Unsecd. Note, 4.900%, 2/1/2024	10,629,527
4,270,000	Energy Transfer Partners LP, Sr. Unsecd. Note, Series 30Y, 6.000%, 6/15/2048	4,627,872
5,000,000	Enterprise Products Operating LLC, Sr. Unsecd. Note, 4.250%, 2/15/2048	4,917,974
6,250,000	Enterprise Products Operating LLC, Sr. Unsecd. Note, 4.850%, 3/15/2044	6,655,571
1,110,000	Florida Gas Transmission Co. LLC, Sr. Unsecd. Note, 144A, 5.450%, 7/15/2020	1,140,224
400,000	Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.300%, 9/15/2020	412,776
1,650,000	Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.800%, 3/15/2035	1,861,636
5,870,000	Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.375%, 3/1/2041	6,975,906
4,960,000	Kinder Morgan, Inc., Sr. Unsecd. Note, 4.300%, 3/1/2028	5,170,951
3,220,000	MPLX LP, Sr. Unsecd. Note, 4.000%, 3/15/2028	3,229,068
5,910,000	MPLX LP, Sr. Unsecd. Note, 4.125%, 3/1/2027	5,993,934
5,200,000	MPLX LP, Sr. Unsecd. Note, 4.900%, 4/15/2058	4,940,644
8,390,000	ONEOK, Inc., Sr. Unsecd. Note, 4.950%, 7/13/2047	8,403,134
4,710,000	TC Pipelines, LP, Sr. Unsecd. Note, 3.900%, 5/25/2027	4,727,974
3,850,000	Texas Eastern Transmission LP, Sr. Unsecd. Note, 144A, 2.800%, 10/15/2022	3,831,391
5,700,000	Williams Partners LP, Sr. Unsecd. Note, 3.900%, 1/15/2025	5,871,003
7,500,000	Williams Partners LP, Sr. Unsecd. Note, 4.850%, 3/1/2048	7,632,115
2,760,000	Williams Partners LP, Sr. Unsecd. Note, 5.250%, 3/15/2020	2,814,364
	TOTAL	108,472,891
	Energy - Oil Field Services—0.2%
2,380,000	Schlumberger Holdings Corp., Sr. Unsecd. Note, 144A, 3.750%, 5/1/2024	2,451,992
9,388,000	Schlumberger Holdings Corp., Sr. Unsecd. Note, 144A, 3.900%, 5/17/2028	9,494,062
615,000	Schlumberger Holdings Corp., Sr. Unsecd. Note, 144A, 4.000%, 12/21/2025	634,281
	TOTAL	12,580,335
Semi-Annual Shareholder Report

Principal Amount or Shares		Value in U.S. Dollars
	CORPORATE BONDS—continued
	Energy - Refining—0.4%
$8,000,000	Marathon Petroleum Corp., Sr. Unsecd. Note, 3.625%, 9/15/2024	$8,187,950
10,200,000	Marathon Petroleum Corp., Sr. Unsecd. Note, 4.750%, 9/15/2044	10,275,043
4,020,000	Valero Energy Corp., 7.500%, 4/15/2032	5,309,848
12,000,000	Valero Energy Corp., Sr. Unsecd. Note, 4.900%, 3/15/2045	12,510,079
	TOTAL	36,282,920
	Financial Institution - Banking—5.1%
9,995,000	American Express Co., 2.650%, 12/2/2022	9,993,723
10,720,000	Associated Banc-Corp., Sub. Note, 4.250%, 1/15/2025	11,180,691
1,460,000	Bank of America Corp., Sr. Unsecd. Note, 3.419%, 12/20/2028	1,459,050
6,200,000	Bank of America Corp., Sr. Unsecd. Note, 3.705%, 4/24/2028	6,306,477
3,690,000	Bank of America Corp., Sr. Unsecd. Note, Series GMTN, 2.816%, 7/21/2023	3,684,345
7,500,000	Bank of America Corp., Sr. Unsecd. Note, Series GMTN, 3.300%, 1/11/2023	7,632,385
5,400,000	Bank of America Corp., Sr. Unsecd. Note, Series GMTN, 3.593%, 7/21/2028	5,460,179
10,000,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.248%, 10/21/2027	9,939,194
8,440,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.824%, 1/20/2028	8,687,673
10,000,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.970%, 3/5/2029	10,354,653
1,622,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 4.000%, 4/1/2024	1,701,353
3,500,000	Bank of America Corp., Sub. Note, Series L, 3.950%, 4/21/2025	3,588,588
6,840,000	Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 3.250%, 9/11/2024	7,015,092
1,740,000	Bank of New York Mellon Corp., Sub. Note, Series MTN, 3.000%, 10/30/2028	1,722,387
10,250,000	Branch Banking & Trust Co., Sub. Note, Series BKNT, 3.800%, 10/30/2026	10,667,036
4,200,000	Capital One Bank, Series BKNT, 2.950%, 7/23/2021	4,230,748
2,100,000	Capital One Bank, Sub. Note, 3.375%, 2/15/2023	2,119,915
2,160,000	Capital One Financial Corp., Sr. Unsecd. Note, 3.900%, 1/29/2024	2,243,840
7,940,000	Citigroup, Inc., 4.125%, 7/25/2028	8,153,674
3,970,000	Citigroup, Inc., Sr. Unsecd. Note, 2.750%, 4/25/2022	3,973,877
10,000,000	Citigroup, Inc., Sr. Unsecd. Note, 3.142%, 1/24/2023	10,063,493
7,000,000	Citigroup, Inc., Sr. Unsecd. Note, 3.300%, 4/27/2025	7,119,410
2,320,000	Citigroup, Inc., Sr. Unsecd. Note, 3.352%, 4/24/2025	2,350,306
5,000,000	Citigroup, Inc., Sr. Unsecd. Note, 3.887%, 1/10/2028	5,148,973
Semi-Annual Shareholder Report

Principal Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$9,260,000		Citigroup, Inc., Sr. Unsecd. Note, 4.500%, 1/14/2022	$9,673,410
5,000,000		Citigroup, Inc., Sub. Note, 3.875%, 3/26/2025	5,133,874
13,600,000		Citizens Financial Group, Inc., Sub. Note, 144A, 4.150%, 9/28/2022	13,961,682
2,850,000		City National Corp., Sr. Unsecd. Note, 5.250%, 9/15/2020	2,948,663
6,770,000		Comerica, Inc., 3.800%, 7/22/2026	6,911,253
6,980,000		Compass Bank, Birmingham, Sub. Note, Series BKNT, 3.875%, 4/10/2025	7,092,440
500,000		Credit Suisse Group AG, Sub. Note, 5.400%, 1/14/2020	507,792
7,540,000		Fifth Third Bancorp, Sr. Unsecd. Note, 3.650%, 1/25/2024	7,846,798
4,060,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 2.350%, 11/15/2021	4,021,615
5,750,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 2.876%, 10/31/2022	5,746,321
2,100,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 2.905%, 7/24/2023	2,103,858
2,200,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 2.908%, 6/5/2023	2,201,054
12,000,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.500%, 11/16/2026	12,048,793
6,000,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.691%, 6/5/2028	6,037,714
5,000,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.750%, 2/25/2026	5,105,363
8,000,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.814%, 4/23/2029	8,088,436
500,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.250%, 7/27/2021	525,933
1,300,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.750%, 1/24/2022	1,398,084
2,400,000		HSBC Holdings PLC, Sr. Unsecd. Note, 3.262%, 3/13/2023	2,420,107
10,000,000		HSBC Holdings PLC, Sr. Unsecd. Note, 3.900%, 5/25/2026	10,243,810
4,680,000		HSBC Holdings PLC, Sr. Unsecd. Note, 5.100%, 4/5/2021	4,875,801
4,450,000		HSBC USA, Inc., Sr. Unsecd. Note, 3.500%, 6/23/2024	4,573,996
4,500,000		Huntington Bancshares, Inc., Sr. Unsecd. Note, 4.000%, 5/15/2025	4,761,758
3,000,000	[1]	JPMorgan Chase & Co., 3.862% (US CPI Urban Consumers YoY NSA +2.000%), 2/25/2021	3,001,200
3,500,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 2.972%, 1/15/2023	3,526,161
2,000,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 3.300%, 4/1/2026	2,026,483
7,450,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 3.509%, 1/23/2029	7,529,712
10,000,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 3.540%, 5/1/2028	10,118,823
10,000,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 3.702%, 5/6/2030	10,207,484
9,000,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 3.782%, 2/1/2028	9,295,406
10,000,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 4.500%, 1/24/2022	10,478,979
4,000,000		JPMorgan Chase & Co., Sub. Note, 3.375%, 5/1/2023	4,086,166
2,550,000		M&T Bank Corp., Sr. Unsecd. Note, 3.550%, 7/26/2023	2,651,347
5,000,000		Manufacturers & Traders Trust Co., Sr. Unsecd. Note, Series BKNT, 2.500%, 5/18/2022	5,003,912
Semi-Annual Shareholder Report

Principal Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$2,185,000	[1]	Manufacturers & Traders Trust Co., Sub. Note, Series BKNT, 3.160% (3-month USLIBOR +0.640%), 12/1/2021	$2,184,422
12,000,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 3.772%, 1/24/2029	12,238,748
1,500,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 5.500%, 7/24/2020	1,546,994
500,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 5.500%, 7/28/2021	529,196
2,000,000	[1]	Morgan Stanley, Sr. Unsecd. Note, Series MTN, 3.520% (US CPI Urban Consumers YoY NSA +2.000%), 5/17/2023	2,010,000
10,000,000		Morgan Stanley, Sub. Note, 3.950%, 4/23/2027	10,213,907
5,000,000		Morgan Stanley, Sub. Note, 5.000%, 11/24/2025	5,452,707
6,300,000		Morgan Stanley, Sub. Note, Series MTN, 4.100%, 5/22/2023	6,551,756
5,000,000		PNC Bank N.A., Sr. Unsecd. Note, Series BKNT, 2.550%, 12/9/2021	5,001,287
5,100,000		PNC Bank N.A., Sr. Unsecd. Note, Series BKNT, 3.250%, 1/22/2028	5,217,020
212,124	[2]	Regional Diversified Funding, 144A, 9.250%, 3/15/2030	16,970
3,000,000		State Street Corp., Sr. Unsecd. Note, 3.550%, 8/18/2025	3,139,039
3,310,000		SunTrust Bank, Inc., Sub. Note, Series BKNT, 3.300%, 5/15/2026	3,335,167
3,850,000		SunTrust Bank, Inc., Sr. Unsecd. Note, 2.900%, 3/3/2021	3,870,051
4,000,000		SunTrust Bank, Inc., Sr. Unsecd. Note, 4.000%, 5/1/2025	4,239,685
500,000		SunTrust Bank, Inc., Sub. Note, 6.000%, 2/15/2026	571,045
8,400,000		Wells Fargo & Co., Sr. Unsecd. Note, 3.000%, 10/23/2026	8,328,251
18,650,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 3.584%, 5/22/2028	18,950,775
		TOTAL	434,348,310
		Financial Institution - Broker/Asset Mgr/Exchange—0.7%
7,925,000		Cantor Fitzgerald LP, Bond, 7.875%, 10/15/2019	8,058,683
2,645,000		FMR LLC, Bond, 144A, 7.570%, 6/15/2029	3,608,919
6,740,000		FMR LLC, Sr. Unsecd. Note, 144A, 5.350%, 11/15/2021	7,163,643
2,300,000		FMR LLC, Sr. Unsecd. Note, 144A, 7.490%, 6/15/2019	2,303,068
2,810,000		Invesco Finance PLC, Sr. Unsecd. Note, 3.750%, 1/15/2026	2,902,866
3,000,000		Jefferies Group LLC, Sr. Unsecd. Note, 4.850%, 1/15/2027	3,043,275
1,190,000		Jefferies Group LLC, Sr. Unsecd. Note, 6.875%, 4/15/2021	1,272,545
4,040,000		Jefferies Group LLC, Sr. Unsecd. Note, 8.500%, 7/15/2019	4,064,901
3,265,000		Nuveen LLC, Sr. Unsecd. Note, 144A, 4.000%, 11/1/2028	3,540,937
3,580,000		Stifel Financial Corp., 4.250%, 7/18/2024	3,713,810
4,890,000		Stifel Financial Corp., Sr. Unsecd. Note, 3.500%, 12/1/2020	4,947,841
12,000,000		TD Ameritrade Holding Corp., Sr. Unsecd. Note, 3.625%, 4/1/2025	12,499,087
Semi-Annual Shareholder Report

Principal Amount or Shares		Value in U.S. Dollars
	CORPORATE BONDS—continued
	Financial Institution - Broker/Asset Mgr/Exchange—continued
$5,085,000	TIAA Asset Management Finance Co. LLC, Sr. Unsecd. Note, 144A, 4.125%, 11/1/2024	$5,417,723
	TOTAL	62,537,298
	Financial Institution - Finance Companies—0.4%
6,500,000	Discover Bank, Sr. Unsecd. Note, Series BKNT, 4.650%, 9/13/2028	6,900,917
1,235,000	Discover Bank, Sub. Note, Series BKNT, 8.700%, 11/18/2019	1,267,255
3,140,000	Discover Financial Services, 5.200%, 4/27/2022	3,343,556
3,975,000	Discover Financial Services, Sr. Unsecd. Note, 3.850%, 11/21/2022	4,105,424
12,753,000	GE Capital International Funding, Inc., Sr. Unsecd. Note, 4.418%, 11/15/2035	12,146,271
250,000	International Lease Finance Corp., 5.875%, 8/15/2022	270,490
7,520,000	Macquarie Group Ltd., Sr. Unsecd. Note, 144A, 6.000%, 1/14/2020	7,670,002
743,000	Susa Partnership LP, Deb., 7.500%, 12/1/2027	906,398
	TOTAL	36,610,313
	Financial Institution - Insurance - Health—0.3%
6,250,000	Halfmoon Parent, Inc., Sec. Fac. Bond, 144A, 4.125%, 11/15/2025	6,533,804
6,250,000	Halfmoon Parent, Inc., Sr. Unsecd. Note, 144A, 3.750%, 7/15/2023	6,417,277
1,000,000	UnitedHealth Group, Inc., Sr. Unsecd. Note, 2.700%, 7/15/2020	1,002,519
6,705,000	UnitedHealth Group, Inc., Sr. Unsecd. Note, 3.750%, 7/15/2025	7,049,906
2,295,000	UnitedHealth Group, Inc., Sr. Unsecd. Note, 4.750%, 7/15/2045	2,603,600
	TOTAL	23,607,106
	Financial Institution - Insurance - Life—1.5%
10,200,000	AIA Group Ltd., Sr. Unsecd. Note, 144A, 3.600%, 4/9/2029	10,469,501
3,600,000	AXA-UAP, Sub. Note, 8.600%, 12/15/2030	4,899,204
10,000,000	Aflac, Inc., Sr. Unsecd. Note, 3.625%, 6/15/2023	10,451,626
11,000,000	American International Group, Inc., 4.500%, 7/16/2044	11,114,795
2,600,000	American International Group, Inc., Sr. Unsecd. Note, 4.125%, 2/15/2024	2,734,528
2,500,000	American International Group, Inc., Sr. Unsecd. Note, 4.875%, 6/1/2022	2,654,266
7,780,000	Lincoln National Corp., Sr. Note, 7.000%, 6/15/2040	10,620,379
2,650,000	Massachusetts Mutual Life Insurance Co., Sub. Note, 144A, 5.375%, 12/1/2041	3,139,696
4,968,000	Massachusetts Mutual Life Insurance Co., Sub. Note, 144A, 8.875%, 6/1/2039	7,979,953
2,200,000	MetLife, Inc., Jr. Sub. Note, 10.750%, 8/1/2039	3,425,433
10,000,000	MetLife, Inc., Sr. Unsecd. Note, 4.050%, 3/1/2045	10,352,886
100,000	MetLife, Inc., Sr. Unsecd. Note, 4.750%, 2/8/2021	103,648
Semi-Annual Shareholder Report

Principal Amount or Shares		Value in U.S. Dollars
	CORPORATE BONDS—continued
	Financial Institution - Insurance - Life—continued
$11,450,000	Northwestern Mutual Life Insurance Co., Sub. Note, 144A, 6.063%, 3/30/2040	$15,036,604
5,060,000	Pacific Life Insurance Co., Sub. Note, 144A, 4.300%, 10/24/2067	4,750,404
3,000,000	Pacific LifeCorp., Bond, 144A, 6.600%, 9/15/2033	3,796,220
2,070,000	Penn Mutual Life Insurance Co., Sr. Note, 144A, 7.625%, 6/15/2040	2,870,206
5,450,000	Principal Financial Group, Inc., Sr. Unsecd. Note, 3.100%, 11/15/2026	5,402,542
2,190,000	Principal Financial Group, Inc., Sr. Unsecd. Note, 3.300%, 9/15/2022	2,236,655
8,000,000	Prudential Financial, Inc., Series MTN, 5.100%, 8/15/2043	8,758,851
1,050,000	Prudential Financial, Inc., Series MTN, 6.625%, 12/1/2037	1,403,553
430,000	Prudential Financial, Inc., Sr. Note, Series MTND, 7.375%, 6/15/2019	430,590
2,050,000	Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 6.200%, 11/15/2040	2,589,135
	TOTAL	125,220,675
	Financial Institution - Insurance - P&C—0.8%
1,000,000	Assured Guaranty US Holding, Inc., 7.000%, 6/1/2034	1,206,692
3,500,000	Berkshire Hathaway, Inc., Sr. Unsecd. Note, 3.125%, 3/15/2026	3,563,189
3,700,000	CNA Financial Corp., Sr. Unsecd. Note, 3.450%, 8/15/2027	3,693,317
7,895,000	CNA Financial Corp., Sr. Unsecd. Note, 3.900%, 5/1/2029	8,063,835
7,620,000	CNA Financial Corp., Sr. Unsecd. Note, 5.875%, 8/15/2020	7,923,943
4,350,000	Chubb INA Holdings, Inc., 3.350%, 5/3/2026	4,480,341
3,700,000	Chubb INA Holdings, Inc., Sr. Unsecd. Note, 3.350%, 5/15/2024	3,829,207
1,000,000	Cincinnati Financial Corp., 6.920%, 5/15/2028	1,262,874
4,930,000	Hartford Financial Services Group, Inc., Sr. Unsecd. Note, 4.400%, 3/15/2048	5,184,999
2,500,000	Hartford Financial Services Group, Inc., Sr. Unsecd. Note, 6.625%, 4/15/2042	3,278,876
1,103,000	Liberty Mutual Group, Inc., Sr. Unsecd. Note, 144A, 4.250%, 6/15/2023	1,159,584
12,862,000	Liberty Mutual Group, Inc., Sr. Unsecd. Note, 144A, 4.569%, 2/1/2029	13,717,267
6,600,000	Nationwide Mutual Insurance Co., Sub. Note, 144A, 9.375%, 8/15/2039	10,644,754
	TOTAL	68,008,878
	Financial Institution - REIT - Apartment—0.5%
12,130,000	Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 3.350%, 5/15/2027	12,466,843
3,745,000	Mid-America Apartment Communities LP, 4.000%, 11/15/2025	3,919,749
Semi-Annual Shareholder Report

Principal Amount or Shares		Value in U.S. Dollars
	CORPORATE BONDS—continued
	Financial Institution - REIT - Apartment—continued
$5,100,000	Mid-America Apartment Communities LP, Sr. Unsecd. Note, 3.750%, 6/15/2024	$5,260,977
3,910,000	Post Apartment Homes LP, Sr. Unsecd. Note, 3.375%, 12/1/2022	3,974,659
2,100,000	UDR, Inc., Company Guarantee, Series 0001, 4.625%, 1/10/2022	2,191,975
9,900,000	UDR, Inc., Series MTN, 3.750%, 7/1/2024	10,215,498
2,100,000	UDR, Inc., Sr. Unsecd. Note, Series GMTN, 3.500%, 1/15/2028	2,113,923
	TOTAL	40,143,624
	Financial Institution - REIT - Healthcare—0.3%
3,000,000	Health Care REIT, Inc., Sr. Unsecd. Note, 4.000%, 6/1/2025	3,142,771
2,640,000	Health Care REIT, Inc., Sr. Unsecd. Note, 4.950%, 1/15/2021	2,721,303
8,260,000	Healthcare Trust of America, 3.700%, 4/15/2023	8,390,695
3,200,000	Healthcare Trust of America, Sr. Unsecd. Note, 3.750%, 7/1/2027	3,241,643
5,000,000	Physicians Realty Trust, Sr. Unsecd. Note, 3.950%, 1/15/2028	4,901,988
3,650,000	Physicians Realty Trust, Sr. Unsecd. Note, 4.300%, 3/15/2027	3,696,289
2,500,000	Welltower, Inc., Sr. Unsecd. Note, 4.250%, 4/1/2026	2,622,633
	TOTAL	28,717,322
	Financial Institution - REIT - Office—0.2%
3,000,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.900%, 6/15/2023	3,132,575
2,220,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.950%, 1/15/2027	2,297,081
3,000,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 4.600%, 4/1/2022	3,157,939
5,330,000	Boston Properties LP, Sr. Unsecd. Note, 3.200%, 1/15/2025	5,392,665
4,000,000	Boston Properties LP, Sr. Unsecd. Note, 3.850%, 2/1/2023	4,150,825
	TOTAL	18,131,085
	Financial Institution - REIT - Other—0.3%
5,000,000	Liberty Property LP, Sr. Unsecd. Note, 4.125%, 6/15/2022	5,186,677
2,665,000	Liberty Property LP, Sr. Unsecd. Note, 4.375%, 2/1/2029	2,844,373
5,000,000	ProLogis LP, Sr. Unsecd. Note, 3.750%, 11/1/2025	5,284,951
4,000,000	ProLogis LP, Sr. Unsecd. Note, 4.250%, 8/15/2023	4,251,696
10,000,000	WP Carey, Inc., Sr. Unsecd. Note, 4.600%, 4/1/2024	10,576,962
	TOTAL	28,144,659
	Financial Institution - REIT - Retail—0.4%
8,810,000	Kimco Realty Corp., Sr. Unsecd. Note, 2.800%, 10/1/2026	8,445,375
1,530,000	Kimco Realty Corp., Sr. Unsecd. Note, 3.400%, 11/1/2022	1,559,805
3,840,000	Kimco Realty Corp., Sr. Unsecd. Note, 3.800%, 4/1/2027	3,930,749
7,000,000	Regency Centers Corp., Sr. Unsecd. Note, 3.750%, 11/15/2022	7,230,710
Semi-Annual Shareholder Report

Principal Amount or Shares		Value in U.S. Dollars
	CORPORATE BONDS—continued
	Financial Institution - REIT - Retail—continued
$3,330,000	Regency Centers LP, Sr. Unsecd. Note, 4.125%, 3/15/2028	$3,512,462
3,910,000	Tanger Properties LP, Sr. Unsecd. Note, 3.125%, 9/1/2026	3,672,754
2,590,000	Tanger Properties LP, Sr. Unsecd. Note, 3.875%, 12/1/2023	2,623,506
	TOTAL	30,975,361
	Municipal Services—0.0%
761,926	Army Hawaii Family Housing, 144A, 5.524%, 6/15/2050	907,366
1,455,000	Camp Pendleton & Quantico Housing LLC, 5.572%, 10/1/2050	1,745,451
	TOTAL	2,652,817
	Sovereign—0.1%
3,900,000	Corp Andina De Fomento, Note, 8.125%, 6/4/2019	3,900,000
1,875,000	Corp Andina De Fomento, Sr. Unsecd. Note, 4.375%, 6/15/2022	1,965,169
3,700,000	Inter-American Development Bank, Series MTN, 6.750%, 7/15/2027	4,804,090
	TOTAL	10,669,259
	Technology—2.4%
5,605,000	Adobe, Inc., Sr. Unsecd. Note, 3.250%, 2/1/2025	5,810,044
2,000,000	Apple, Inc., 3.450%, 5/6/2024	2,080,777
16,000,000	Apple, Inc., Sr. Unsecd. Note, 2.400%, 5/3/2023	15,983,117
7,000,000	Apple, Inc., Sr. Unsecd. Note, 2.900%, 9/12/2027	7,004,383
9,600,000	Apple, Inc., Sr. Unsecd. Note, 4.450%, 5/6/2044	10,532,436
6,800,000	Automatic Data Processing, Inc., 3.375%, 9/15/2025	7,095,855
13,805,000	Broadcom, Inc., Sr. Unsecd. Note, 144A, 3.625%, 10/15/2024	13,590,293
2,000,000	Cisco Systems, Inc., 3.625%, 3/4/2024	2,111,610
4,000,000	Cisco Systems, Inc., Sr. Unsecd. Note, 2.200%, 2/28/2021	3,987,516
250,000	Corning, Inc., 4.250%, 8/15/2020	255,365
9,950,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Secd. Note, 144A, 4.420%, 6/15/2021	10,199,622
10,080,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Secd. Note, 144A, 6.020%, 6/15/2026	10,862,875
4,350,000	Equifax, Inc., Sr. Unsecd. Note, 2.300%, 6/1/2021	4,303,915
3,025,000	Equifax, Inc., Sr. Unsecd. Note, Series FXD, 3.600%, 8/15/2021	3,074,298
1,535,000	Experian Finance PLC., Sr. Unsecd. Note, 144A, 4.250%, 2/1/2029	1,627,201
3,320,000	Fidelity National Information Services, Inc., Sr. Unsecd. Note, 3.750%, 5/21/2029	3,398,201
6,585,000	Fiserv, Inc., Sr. Unsecd. Note, 3.800%, 10/1/2023	6,848,046
8,470,000	Hewlett Packard Enterprise Co., Sr. Unsecd. Note, 3.600%, 10/15/2020	8,572,291
4,850,000	Ingram Micro, Inc., Sr. Unsecd. Note, 5.000%, 8/10/2022	4,862,568
Semi-Annual Shareholder Report

Principal Amount or Shares		Value in U.S. Dollars
	CORPORATE BONDS—continued
	Technology—continued
$3,485,000	Ingram Micro, Inc., Sr. Unsecd. Note, 5.450%, 12/15/2024	$3,453,124
6,000,000	Intel Corp., Sr. Unsecd. Note, 3.700%, 7/29/2025	6,321,666
5,630,000	Keysight Technologies, Inc., 4.550%, 10/30/2024	5,956,872
6,100,000	Lam Research Corp., Sr. Unsecd. Note, 4.000%, 3/15/2029	6,354,105
3,400,000	Micron Technology, Inc., Sr. Unsecd. Note, 4.640%, 2/6/2024	3,468,912
4,500,000	Micron Technology, Inc., Sr. Unsecd. Note, 4.975%, 2/6/2026	4,587,052
2,546,000	Microsoft Corp., 3.500%, 11/15/2042	2,571,315
2,650,000	Microsoft Corp., Sr. Unsecd. Note, 2.400%, 8/8/2026	2,607,972
2,000,000	Microsoft Corp., Sr. Unsecd. Note, 3.125%, 11/3/2025	2,072,213
7,420,000	Microsoft Corp., Sr. Unsecd. Note, 3.950%, 8/8/2056	7,951,546
4,890,000	Molex Electronics Technologies LLC, Unsecd. Note, 144A, 3.900%, 4/15/2025	5,014,998
7,000,000	Oracle Corp., 6.500%, 4/15/2038	9,429,574
5,000,000	Oracle Corp., Sr. Unsecd. Note, 2.500%, 5/15/2022	5,007,516
2,100,000	SAIC, Inc., Company Guarantee, Series 1, 5.950%, 12/1/2040	2,066,467
5,430,000	Total System Services, Inc., Sr. Unsecd. Note, 4.450%, 6/1/2028	5,734,875
1,970,000	Total System Services, Inc., Sr. Unsecd. Note, 4.800%, 4/1/2026	2,121,451
2,485,000	Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 3/15/2029	2,619,078
1,750,000	Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 9/12/2022	1,829,344
8,000,000	Verisk Analytics, Inc., Unsecd. Note, 4.000%, 6/15/2025	8,451,177
	TOTAL	209,819,670
	Transportation - Railroads—0.3%
1,898,000	Burlington Northern Santa Fe Corp., 3.050%, 9/1/2022	1,929,892
1,180,000	Burlington Northern Santa Fe Corp., Sr. Unsecd. Note, 3.450%, 9/15/2021	1,206,515
1,368,000	CSX Transportation, Inc., Sr. Unsecd. Note, 9.750%, 6/15/2020	1,465,483
5,000,000	Canadian Pacific Railway Co., Sr. Unsecd. Note, 2.900%, 2/1/2025	5,062,541
1,850,000	Canadian Pacific RR, 7.125%, 10/15/2031	2,509,721
5,925,000	Kansas City Southern Industries, Inc., Sr. Unsecd. Note, 3.000%, 5/15/2023	5,974,923
4,660,000	Kansas City Southern Industries, Inc., Sr. Unsecd. Note, 4.700%, 5/1/2048	5,010,158
	TOTAL	23,159,233
	Transportation - Services—0.5%
2,690,000	Enterprise Rent-A-Car USA Finance Co., Sr. Note, 144A, 5.250%, 10/1/2020	2,781,378
6,325,000	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, 144A, 5.625%, 3/15/2042	7,433,156
Semi-Annual Shareholder Report

Principal Amount or Shares		Value in U.S. Dollars
	CORPORATE BONDS—continued
	Transportation - Services—continued
$16,750,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 3.375%, 2/1/2022	$16,976,066
3,125,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.250%, 9/1/2021	3,098,476
8,000,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.400%, 3/1/2023	8,162,282
2,940,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.450%, 11/15/2021	2,994,368
	TOTAL	41,445,726
	Utility - Electric—2.1%
3,150,000	AEP Texas, Inc., Sr. Unsecd. Note, 3.850%, 10/1/2025	3,258,706
2,960,000	Ameren Corp., Sr. Unsecd. Note, 3.650%, 2/15/2026	3,050,736
2,125,000	American Electric Power Co., Inc., Sr. Unsecd. Note, Series F, 2.950%, 12/15/2022	2,153,693
11,025,000	Avangrid, Inc., Sr. Unsecd. Note, 3.800%, 6/1/2029	11,193,339
1,600,000	Consolidated Edison Co., 4.625%, 12/1/2054	1,769,534
4,095,000	Dominion Energy, Inc., Sr. Unsecd. Note, 4.250%, 6/1/2028	4,360,427
12,020,000	Duke Energy Corp., Sr. Unsecd. Note, 3.750%, 9/1/2046	11,273,220
2,775,000	Duke Energy Indiana, Inc., 1st Mtg. Bond, 6.350%, 8/15/2038	3,770,913
427,000	Duke Energy Indiana, Inc., Sr. Deb., 6.120%, 10/15/2035	566,683
6,150,000	EDP Finance BV, Sr. Unsecd. Note, 144A, 3.625%, 7/15/2024	6,229,335
11,100,000	Electricite de France SA, Jr. Sub. Note, 144A, 5.625%, 7/22/2067	11,123,754
5,885,000	Electricite de France SA, Note, 144A, 5.600%, 1/27/2040	6,771,980
3,940,000	Emera US Finance LP, Sr. Unsecd. Note, 3.550%, 6/15/2026	3,966,169
15,600,000	Emera US Finance LP, Sr. Unsecd. Note, 4.750%, 6/15/2046	16,314,483
4,900,000	Enel Finance International NV, Sr. Unsecd. Note, 144A, 4.625%, 9/14/2025	5,081,241
3,330,000	Enel Finance International NV, Sr. Unsecd. Note, 144A, 4.875%, 6/14/2029	3,436,970
513,000	Entergy Louisiana LLC, 1st Mtg. Bond, 5.400%, 11/1/2024	582,011
6,955,000	EverSource Energy, Sr. Unsecd. Note, Series L, 2.900%, 10/1/2024	6,996,583
7,100,000	Exelon Corp., Sr. Unsecd. Note, 3.950%, 6/15/2025	7,463,971
4,012,000	Exelon Corp., Sr. Unsecd. Note, 4.450%, 4/15/2046	4,198,778
3,220,000	FirstEnergy Transmission LLC, Sr. Unsecd. Note, 144A, 4.550%, 4/1/2049	3,377,453
6,043,000	Fortis, Inc./Canada, Sr. Unsecd. Note, 3.055%, 10/4/2026	5,900,129
5,400,000	Gulf Power Co., 4.550%, 10/1/2044	5,883,869
1,250,000	Gulf Power Co., Sr. Unsecd. Note, Series 12-A, 3.100%, 5/15/2022	1,272,030
Semi-Annual Shareholder Report

Principal Amount or Shares		Value in U.S. Dollars
	CORPORATE BONDS—continued
	Utility - Electric—continued
$4,130,000	Kansas City Power And Light Co., Sr. Unsecd. Note, 4.200%, 3/15/2048	$4,428,577
1,325,000	MidAmerican Energy Holdings Co., Sr. Unsecd. Note, 5.950%, 5/15/2037	1,693,790
8,040,000	National Rural Utilities Cooperative Finance Corp., Sr. Sub. Note, 5.250%, 4/20/2046	8,249,838
4,125,000	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 3.150%, 4/1/2024	4,179,002
4,970,000	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 3.550%, 5/1/2027	5,113,462
2,000,000	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 3.625%, 6/15/2023	2,059,001
5,000,000	NiSource Finance Corp., Sr. Unsecd. Note, 3.950%, 3/30/2048	4,831,071
2,685,000	NiSource Finance Corp., Sr. Unsecd. Note, 4.375%, 5/15/2047	2,778,755
250,000	Northern States Power Co., MN, 7.125%, 7/1/2025	307,880
1,390,000	PPL Capital Funding, Inc., Sr. Unsecd. Note, 3.950%, 3/15/2024	1,444,311
2,412,000	PPL Capital Funding, Inc., Sr. Unsecd. Note, 4.200%, 6/15/2022	2,508,237
5,900,000	PPL WEM Holdings PLC, Sr. Unsecd. Note, 144A, 5.375%, 5/1/2021	6,092,160
7,550,000	Southern Co., Sr. Unsecd. Note, 3.250%, 7/1/2026	7,538,680
1,500,000	Southwestern Electric Power Co., Sr. Unsecd. Note, 6.200%, 3/15/2040	1,910,138
	TOTAL	183,130,909
	Utility - Natural Gas—0.5%
500,000	ANR Pipeline Co., Sr. Deb., 9.625%, 11/1/2021	577,168
2,930,000	Enbridge Energy Partners LP, Sr. Unsecd. Note, 5.500%, 9/15/2040	3,418,473
3,815,000	National Fuel Gas Co., Sr. Unsecd. Note, 3.750%, 3/1/2023	3,875,933
2,870,000	National Fuel Gas Co., Sr. Unsecd. Note, 3.950%, 9/15/2027	2,846,090
5,680,000	National Fuel Gas Co., Sr. Unsecd. Note, 4.900%, 12/1/2021	5,895,177
6,500,000	Sempra Energy, Sr. Unsecd. Note, 3.400%, 2/1/2028	6,409,722
5,300,000	Sempra Energy, Sr. Unsecd. Note, 3.550%, 6/15/2024	5,437,080
1,160,000	Sempra Energy, Sr. Unsecd. Note, 6.000%, 10/15/2039	1,399,682
2,380,000	Southeast Supply Header LLC, Sr. Unsecd. Note, 144A, 4.250%, 6/15/2024	2,450,285
7,490,000	Southern Natural Gas, Sr. Unsecd. Note, 144A, 4.800%, 3/15/2047	7,648,469
	TOTAL	39,958,079
	Utility - Natural Gas Distributor—0.0%
1,765,000	Southern Co. Gas Capital, Sr. Unsecd. Note, 3.950%, 10/1/2046	1,725,724
	TOTAL CORPORATE BONDS (IDENTIFIED COST $2,860,426,860)	2,966,015,040
Semi-Annual Shareholder Report

Principal Amount or Shares			Value in U.S. Dollars
	[1]	ADJUSTABLE RATE MORTGAGES—0.0%
		Federal National Mortgage Association—0.0%
$5,049		FNMA ARM, 4.499%, 1/1/2033	$5,257
		Government National Mortgage Association—0.0%
1,563		GNMA ARM, 3.625%, 5/20/2028	1,591
413		GNMA ARM, 4.125%, 10/20/2025	420
		TOTAL	2,011
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $7,242)	7,268
		ASSET-BACKED SECURITIES—0.3%
		Auto Receivables—0.2%
5,000,000		AmeriCredit Automobile Receivables Trust 2017-2, Class D, 3.420%, 4/18/2023	5,086,381
1,293,692	[1]	Chesapeake Funding II LLC 2016-2A, Class A2, 3.439% (1-month USLIBOR +1.000%), 6/15/2028	1,295,859
2,762,395		Drive Auto Receivables Trust 2017-AA, Class C, 2.980%, 1/18/2022	2,763,381
4,000,000		Santander Drive Auto Receivables Trust 2016-2, Class D, 3.390%, 4/15/2022	4,037,524
5,000,000		Santander Drive Auto Receivables Trust 2017-1, Class D, 3.170%, 4/17/2023	5,027,923
		TOTAL	18,211,068
		Financial Institution - Finance Companies—0.0%
83,975		Countrywide Home Loan, Inc., 2007-J1, Class 2A1, 6.000%, 2/25/2037	55,368
		Other—0.1%
2,006,347		Sofi Consumer Loan Program Trust 2016-1, Class A, 3.260%, 8/25/2025	2,020,729
1,722,653		Sofi Consumer Loan Program Trust 2017-3, Class A, 2.770%, 5/25/2026	1,729,336
		TOTAL	3,750,065
		Student Loans—0.0%
962,086	[1]	SLMA 2013-B A2B, Class A2B, 3.539% (1-month USLIBOR +1.100%), 6/17/2030	963,555
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $22,908,915)	22,980,056
		COMMERCIAL MORTGAGE-BACKED SECURITIES—2.6%
		Agency Commercial Mortgage-Backed Securities—0.2%
6,100,000		FREMF Mortgage Trust 2013-K25 REMIC, Class B, 3.618%, 11/25/2045	6,291,328
11,890,000		FREMF Mortgage Trust 2015-K49 REMIC, Class B, 3.720%, 10/25/2048	12,119,153
		TOTAL	18,410,481
Semi-Annual Shareholder Report

Principal Amount or Shares			Value in U.S. Dollars
		COMMERCIAL MORTGAGE-BACKED SECURITIES—continued
		Commercial Mortgage—2.4%
$4,359,000		Bank 2017-BN5, Class A5, 3.390%, 6/15/2060	$4,514,241
6,425,000		Bank 2017-BN8, Class A4, 3.488%, 11/15/2050	6,704,042
17,600,000		Bank 2018-BN12, Class A4, 4.255%, 5/15/2061	19,403,046
4,500,000	[1]	Bank 2018-BN15, Class A4, 4.407% (12-month USLIBOR +0.000%), 11/15/2061	5,025,046
8,800,000		Bank 2019-BN16, Class A4, 4.005%, 2/15/2052	9,555,846
8,890,000		Benchmark Mortgage Trust 2018-B1, Class A5, 3.666%, 1/15/2051	9,402,436
29,700,000		Benchmark Mortgage Trust 2018-B4, Class A5, 4.121%, 7/15/2051	32,468,194
10,000,000		Benchmark Mortgage Trust 2019-B11, Class A5, 3.542%, 5/15/2052	10,450,649
2,600,000		CD Commercial Mortgage Trust 2016-CD1, Class A4, 2.724%, 8/10/2049	2,586,616
4,100,000		CD Commercial Mortgage Trust 2016-CD4, Class A4, 3.514%, 5/10/2050	4,287,112
10,800,000		Citigroup Commercial Mortgage Trust 2013-GC11, Class AS, 3.422%, 4/10/2046	11,065,627
10,000,000		Citigroup Commercial Mortgage Trust 2015-GC33, Class AS, 4.114%, 9/10/2058	10,535,377
5,200,000		Commercial Mortgage Trust 2014-LC17, Class B, 4.490%, 10/10/2047	5,499,086
3,800,000		Commercial Mortgage Trust 2015-DC1, Class AM, 3.724%, 2/10/2048	3,908,770
1,500,000		Deutsche Bank Commercial Mortgage Trust 2016-C1, Class A4, 3.276%, 5/10/2049	1,519,812
4,650,000		Deutsche Bank Commercial Mortgage Trust 2016-C3, Class A5, 2.890%, 8/10/2049	4,666,713
523,000		GS Mortgage Securities Trust 2014-GC24, Class A5, 3.931%, 9/10/2047	554,858
3,480,000		GS Mortgage Securities Trust 2014-GC24, Class B, 4.507%, 9/10/2047	3,655,230
5,500,000		JPMBB Commercial Mortgage Securities Trust 2015-C28, Class AS, 3.532%, 10/15/2048	5,637,482
14,400,000		JPMDB Commercial Mortgage Securities Trust 2016-C4, Class A3, 3.141%, 12/15/2049	14,679,984
5,400,000		JPMDB Commercial Mortgage Securities Trust 2017-C5, Class A5, 3.693%, 3/15/2050	5,710,622
9,350,000		Morgan Stanley Capital I Trust 2016-UB12, Class A4, 3.596%, 12/15/2049	9,802,767
4,200,000		UBS-Barclays Commercial Mortgage Trust 2013-C6, Class AS, 3.468%, 4/10/2046	4,312,645
8,000,000		Wells Fargo Commercial Mortgage Trust 2013-LC12, Class A4, 4.218%, 7/15/2046	8,502,629
Semi-Annual Shareholder Report

Principal Amount or Shares		Value in U.S. Dollars
	COMMERCIAL MORTGAGE-BACKED SECURITIES—continued
	Commercial Mortgage—continued
$3,342,000	Wells Fargo Commercial Mortgage Trust 2017-C38, Class A5, 3.453%, 7/15/2050	$3,471,552
8,000,000	WF-RBS Commercial Mortgage Trust 2014-C25, Class AS, 3.984%, 11/15/2047	8,303,766
	TOTAL	206,224,148
	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $218,707,034)	224,634,629
	U.S. TREASURY—17.6%
	U.S. Treasury Bonds—5.2%
25,160,000	United States Treasury Bond, 2.500%, 2/15/2045	24,855,657
37,250,000	United States Treasury Bond, 2.500%, 2/15/2046	36,743,784
31,350,000	United States Treasury Bond, 2.500%, 5/15/2046	30,909,934
119,800,000	United States Treasury Bond, 2.750%, 8/15/2042	124,471,697
40,000,000	United States Treasury Bond, 2.750%, 8/15/2047	41,384,852
16,000,000	United States Treasury Bond, 2.750%, 11/15/2047	16,553,138
9,000,000	United States Treasury Bond, 2.875%, 5/15/2043	9,536,792
2,380,000	United States Treasury Bond, 2.875%, 8/15/2045	2,522,946
2,000,000	United States Treasury Bond, 3.000%, 5/15/2042	2,168,822
22,000,000	United States Treasury Bond, 3.000%, 11/15/2044	23,826,361
2,000,000	United States Treasury Bond, 3.000%, 2/15/2047	2,174,470
10,750,000	United States Treasury Bond, 3.000%, 5/15/2047	11,678,072
1,425,000	United States Treasury Bond, 3.000%, 2/15/2048	1,546,653
39,850,000	United States Treasury Bond, 3.000%, 8/15/2048	43,301,723
30,000,000	United States Treasury Bond, 3.000%, 2/15/2049	32,661,324
27,950,000	United States Treasury Bond, 3.125%, 8/15/2044	30,914,335
5,000,000	United States Treasury Bond, 5.250%, 11/15/2028	6,327,307
4,000,000	United States Treasury Bond, 7.125%, 2/15/2023	4,738,625
	TOTAL	446,316,492
	U.S. Treasury Notes—12.4%
84,291,637	U.S. Treasury Inflation-Protected Notes, 0.125%, 7/15/2024	83,724,987
20,357,760	U.S. Treasury Inflation-Protected Notes, 0.125%, 7/15/2026	20,071,522
79,222,987	U.S. Treasury Inflation-Protected Notes, 0.375%, 7/15/2027	79,403,426
75,268,529	U.S. Treasury Inflation-Protected Notes, 0.500%, 1/15/2028	75,970,867
13,404,051	U.S. Treasury Inflation-Protected Notes, 0.625%, 4/15/2023	13,528,824
3,743,705	U.S. Treasury Inflation-Protected Notes, 0.625%, 1/15/2026	3,808,104
83,025,820	U.S. Treasury Inflation-Protected Notes, 0.750%, 7/15/2028	85,977,597
9,983,525	U.S. Treasury Inflation-Protected Notes, 0.750%, 2/15/2045	9,968,176
121,490,585	U.S. Treasury Inflation-Protected Notes, 0.875%, 1/15/2029	127,012,903
Semi-Annual Shareholder Report

Principal Amount or Shares			Value in U.S. Dollars
		U.S. TREASURY—continued
		U.S. Treasury Notes—continued
$17,688,216		U.S. Treasury Inflation-Protected Notes, 0.875%, 2/15/2047	$18,227,390
7,340,000		United States Treasury Note, 1.625%, 2/15/2026	7,159,981
7,980,000		United States Treasury Note, 2.000%, 4/30/2024	8,001,694
25,800,000		United States Treasury Note, 2.125%, 2/29/2024	26,021,170
5,000,000		United States Treasury Note, 2.125%, 9/30/2024	5,042,653
3,000,000		United States Treasury Note, 2.250%, 1/31/2024	3,041,707
1,065,000		United States Treasury Note, 2.250%, 11/15/2025	1,080,184
1,800,000		United States Treasury Note, 2.500%, 5/15/2024	1,847,549
13,500,000		United States Treasury Note, 2.500%, 1/31/2025	13,881,155
50,000,000	[3]	United States Treasury Note, 2.500%, 2/28/2026	51,511,250
15,350,000		United States Treasury Note, 2.625%, 12/31/2025	15,925,585
70,000,000		United States Treasury Note, 2.625%, 2/15/2029	72,979,256
4,700,000		United States Treasury Note, 2.750%, 8/31/2025	4,905,258
4,800,000		United States Treasury Note, 2.750%, 2/15/2028	5,044,092
28,050,000		United States Treasury Note, 2.875%, 7/31/2025	29,475,223
39,500,000		United States Treasury Note, 2.875%, 11/30/2025	41,569,879
38,980,000		United States Treasury Note, 2.875%, 8/15/2028	41,415,412
8,765,000		United States Treasury Note, 3.000%, 10/31/2025	9,286,654
194,400,000		United States Treasury Note, 3.125%, 11/15/2028	210,883,176
		TOTAL	1,066,765,674
		TOTAL U.S. TREASURY (IDENTIFIED COST $1,438,423,052)	1,513,082,166
		MORTGAGE-BACKED SECURITIES—0.0%
		Federal Home Loan Mortgage Corporation—0.0%
5,430		Federal Home Loan Mortgage Corp., Pool A53146, 5.500%, 10/1/2036	6,047
53,532		Federal Home Loan Mortgage Corp., Pool A53527, 5.500%, 10/1/2036	59,393
10,773		Federal Home Loan Mortgage Corp., Pool G02562, 6.000%, 1/1/2037	12,274
19,409		Federal Home Loan Mortgage Corp., Pool G12608, 5.000%, 4/1/2022	19,862
12,739		Federal Home Loan Mortgage Corp., Pool G13122, 5.000%, 4/1/2023	13,175
27,347		Federal Home Loan Mortgage Corp., Pool J03185, 5.500%, 8/1/2021	27,991
63,575		Federal Home Loan Mortgage Corp., Pool J05518, 5.500%, 9/1/2022	65,645
Semi-Annual Shareholder Report

Principal Amount or Shares		Value in U.S. Dollars
	MORTGAGE-BACKED SECURITIES—continued
	Federal Home Loan Mortgage Corporation—continued
$47,545	Federal Home Loan Mortgage Corp., Pool J08160, 5.000%, 12/1/2022	$48,769
40,014	Federal Home Loan Mortgage Corp., Pool J09593, 4.500%, 5/1/2024	41,488
	TOTAL	294,644
	Federal National Mortgage Association—0.0%
5,952	Federal National Mortgage Association, Pool 252717, 7.500%, 9/1/2029	6,819
2,111	Federal National Mortgage Association, Pool 253299, 7.000%, 4/1/2020	2,139
86,886	Federal National Mortgage Association, Pool 255767, 5.500%, 6/1/2025	93,321
32,080	Federal National Mortgage Association, Pool 256233, 6.000%, 5/1/2036	36,467
26,670	Federal National Mortgage Association, Pool 257306, 5.500%, 8/1/2038	29,204
34,133	Federal National Mortgage Association, Pool 620613, 6.500%, 1/1/2032	38,798
23,917	Federal National Mortgage Association, Pool 725948, 5.500%, 10/1/2034	26,498
84,377	Federal National Mortgage Association, Pool 735744, 6.000%, 8/1/2035	95,605
14,488	Federal National Mortgage Association, Pool 840859, 5.500%, 1/1/2036	16,115
17,201	Federal National Mortgage Association, Pool 852523, 5.500%, 2/1/2036	19,082
27,115	Federal National Mortgage Association, Pool 871234, 5.500%, 4/1/2036	30,092
7,403	Federal National Mortgage Association, Pool 892563, 6.000%, 7/1/2036	8,382
13,565	Federal National Mortgage Association, Pool 905427, 5.000%, 11/1/2021	13,839
21,130	Federal National Mortgage Association, Pool 906224, 5.500%, 1/1/2037	23,062
97,588	Federal National Mortgage Association, Pool 934898, 4.500%, 7/1/2024	101,132
52,199	Federal National Mortgage Association, Pool 962914, 5.000%, 5/1/2038	56,256
Semi-Annual Shareholder Report

Principal Amount or Shares		Value in U.S. Dollars
	MORTGAGE-BACKED SECURITIES—continued
	Federal National Mortgage Association—continued
$574,430	Federal National Mortgage Association, Pool MA0695, 4.000%, 4/1/2031	$602,151
	TOTAL	1,198,962
	Government National Mortgage Association—0.0%
3,869	Government National Mortgage Association, Pool 1512, 7.500%, 12/20/2023	4,141
2,370	Government National Mortgage Association, Pool 2630, 6.500%, 8/20/2028	2,630
2,496	Government National Mortgage Association, Pool 2631, 7.000%, 8/20/2028	2,795
5,304	Government National Mortgage Association, Pool 2658, 6.500%, 10/20/2028	5,893
5,020	Government National Mortgage Association, Pool 2698, 5.500%, 1/20/2029	5,432
7,385	Government National Mortgage Association, Pool 2701, 6.500%, 1/20/2029	8,205
2,408	Government National Mortgage Association, Pool 2796, 7.000%, 8/20/2029	2,719
523	Government National Mortgage Association, Pool 2853, 7.500%, 12/20/2029	599
436	Government National Mortgage Association, Pool 3039, 6.500%, 2/20/2031	491
7,915	Government National Mortgage Association, Pool 3188, 6.500%, 1/20/2032	8,956
4,196	Government National Mortgage Association, Pool 3239, 6.500%, 5/20/2032	4,764
4,608	Government National Mortgage Association, Pool 3261, 6.500%, 7/20/2032	5,238
34,184	Government National Mortgage Association, Pool 3320, 5.500%, 12/20/2032	37,494
24,370	Government National Mortgage Association, Pool 3333, 5.500%, 1/20/2033	26,737
7,768	Government National Mortgage Association, Pool 3375, 5.500%, 4/20/2033	8,527
37,228	Government National Mortgage Association, Pool 3390, 5.500%, 5/20/2033	40,879
44,143	Government National Mortgage Association, Pool 3403, 5.500%, 6/20/2033	48,485
22,695	Government National Mortgage Association, Pool 345128, 6.500%, 1/15/2024	24,150
50,150	Government National Mortgage Association, Pool 3458, 5.000%, 10/20/2033	54,131
Semi-Annual Shareholder Report

Principal Amount or Shares		Value in U.S. Dollars
	MORTGAGE-BACKED SECURITIES—continued
	Government National Mortgage Association—continued
$20,433	Government National Mortgage Association, Pool 3499, 5.000%, 1/20/2034	$22,058
20,206	Government National Mortgage Association, Pool 3556, 5.500%, 5/20/2034	22,248
44,751	Government National Mortgage Association, Pool 3623, 5.000%, 10/20/2034	48,435
12,868	Government National Mortgage Association, Pool 372962, 7.000%, 3/15/2024	13,832
7,176	Government National Mortgage Association, Pool 373015, 8.000%, 6/15/2024	7,821
5,471	Government National Mortgage Association, Pool 412615, 7.500%, 6/15/2026	6,096
242	Government National Mortgage Association, Pool 432701, 8.000%, 6/15/2026	270
152	Government National Mortgage Association, Pool 433505, 7.500%, 4/15/2027	165
1,762	Government National Mortgage Association, Pool 444274, 7.500%, 1/15/2027	1,971
50	Government National Mortgage Association, Pool 446820, 8.000%, 8/15/2027	57
66,697	Government National Mortgage Association, Pool 456873, 6.500%, 5/15/2028	74,016
1,331	Government National Mortgage Association, Pool 460881, 7.000%, 7/15/2028	1,490
750	Government National Mortgage Association, Pool 468225, 6.500%, 9/15/2028	809
10,577	Government National Mortgage Association, Pool 510534, 7.500%, 10/15/2029	12,103
25,833	Government National Mortgage Association, Pool 510559, 7.000%, 10/15/2029	29,215
3,152	Government National Mortgage Association, Pool 520429, 4.500%, 2/15/2020	3,160
2,941	Government National Mortgage Association, Pool 541578, 5.000%, 6/15/2033	3,184
1,985	Government National Mortgage Association, Pool 544007, 6.500%, 3/15/2031	2,246
63,650	Government National Mortgage Association, Pool 561082, 6.500%, 7/15/2031	72,350
222	Government National Mortgage Association, Pool 571225, 6.500%, 10/15/2031	249
1,051	Government National Mortgage Association, Pool 591976, 5.000%, 4/15/2033	1,137
Semi-Annual Shareholder Report

Principal Amount or Shares		Value in U.S. Dollars
	MORTGAGE-BACKED SECURITIES—continued
	Government National Mortgage Association—continued
$6,671	Government National Mortgage Association, Pool 603010, 5.000%, 6/15/2033	$7,203
16,871	Government National Mortgage Association, Pool 605775, 6.000%, 11/15/2034	19,072
29,082	Government National Mortgage Association, Pool 605777, 6.000%, 12/15/2034	32,789
50,527	Government National Mortgage Association, Pool 615490, 4.500%, 8/15/2033	53,296
32,332	Government National Mortgage Association, Pool 619387, 6.000%, 9/15/2034	36,661
2,883	Government National Mortgage Association, Pool 633711, 6.000%, 9/15/2034	3,272
39,189	Government National Mortgage Association, Pool 643816, 6.000%, 7/15/2025	42,071
532,748	Government National Mortgage Association, Pool 644568, 5.500%, 8/15/2035	590,740
84,615	Government National Mortgage Association, Pool 650708, 5.500%, 1/15/2036	93,985
105,173	Government National Mortgage Association, Pool 652534, 5.500%, 4/15/2036	116,865
53,651	Government National Mortgage Association, Pool 680110, 5.000%, 4/15/2038	58,105
13,964	Government National Mortgage Association, Pool 683937, 6.000%, 2/15/2023	14,572
96,466	Government National Mortgage Association, Pool 689593, 6.000%, 7/15/2023	100,992
8,166	Government National Mortgage Association, Pool 704189, 5.500%, 1/15/2039	9,131
13,569	Government National Mortgage Association, Pool 780626, 7.000%, 8/15/2027	14,956
13,469	Government National Mortgage Association, Pool 782604, 5.500%, 3/15/2039	15,049
	TOTAL	1,823,937
	TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $3,062,526)	3,317,543
	COLLATERALIZED MORTGAGE OBLIGATIONS—0.0%
	Commercial Mortgage—0.0%
21,323	TIAA Seasoned Commercial Mortgage Trust 2007-C4, Class AJ, 5.482%, 8/15/2039	21,389
	Federal Home Loan Mortgage Corporation—0.0%
30,830	Federal Home Loan Mortgage Corp. REMIC, Series 2922, Class QE, 5.000%, 5/15/2034	30,926
Semi-Annual Shareholder Report

Principal Amount or Shares		Value in U.S. Dollars
	COLLATERALIZED MORTGAGE OBLIGATIONS—continued
	Federal Home Loan Mortgage Corporation—continued
$129,142	Federal Home Loan Mortgage Corp. REMIC, Series 3051, Class MY, 5.500%, 10/15/2025	$136,573
	TOTAL	167,499
	Federal National Mortgage Association—0.0%
5	Federal National Mortgage Association REMIC, Series 1989-35, Class G, 9.500%, 7/25/2019	5
	Government National Mortgage Association—0.0%
39,107	Government National Mortgage Association REMIC, Series 2004-27, Class PC, 5.500%, 3/20/2034	39,272
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $216,762)	228,165
	FOREIGN GOVERNMENTS/AGENCIES—0.6%
	Sovereign—0.6%
BRL 10,600,000	Brazil, Government of, Series NTNF, 10.000%, 1/1/2021	2,945,341
10,400,000	Brazil, Government of, Unsecd. Note, Series NTNF, 10.000%, 1/1/2027	2,993,969
15,000,000	Colombia, Government of, Sr. Unsecd. Note, 4.500%, 3/15/2029	15,810,150
15,000,000	Mexico, Government of, 3.750%, 1/11/2028	14,812,500
MXN 157,000,000	Mexico, Government of, Series M, 6.500%, 6/10/2021	7,796,188
$9,950,000	Poland, Government of, 4.000%, 1/22/2024	10,500,832
	TOTAL FOREIGN GOVERNMENTS/AGENCIES (IDENTIFIED COST $54,967,720)	54,858,980
	INVESTMENT COMPANIES—43.8%
48,004,027	Emerging Markets Core Fund	464,198,945
17,178,174	Federated Bank Loan Core Fund	169,376,793
70,389,640	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 2.46%[4]	70,403,718
203,001,882	Federated Mortgage Core Portfolio	1,989,418,447
42,621,525	Federated Project and Trade Finance Core Fund	384,872,373
110,468,715	High Yield Bond Portfolio	681,591,970
	TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $3,681,428,613)	3,759,862,246
	TOTAL INVESTMENT IN SECURITIES—99.7% (IDENTIFIED COST $8,301,972,652)[5]	8,569,468,034
	OTHER ASSETS AND LIABILITIES - NET—0.3%[6]	25,564,608
	TOTAL NET ASSETS—100%	$8,595,032,642
Semi-Annual Shareholder Report

At May 31, 2019, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
[7]United States Treasury Note 2-Year Long Futures	12,351	$2,651,412,340	September 2019	$15,507,471
[7]United States Treasury Note 5-Year Long Futures	3,807	$446,816,885	September 2019	$4,809,672
[7]United States Treasury Note 10-Year Short Futures	1,785	$226,248,750	September 2019	$(3,614,023)
[7]United States Treasury Note 10-Year Ultra Short Futures	7,122	$972,486,844	September 2019	$(20,881,369)
[7]United States Treasury Bond Ultra Short Futures	607	$106,699,219	September 2019	$(4,800,459)
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(8,978,708)
At May 31, 2019, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Foreign Currency Units to Deliver/Receive	In Exchange For	Unrealized Appreciation (Depreciation)
Contracts Purchased:
7/30/2019	Barclays Bank PLC Wholesale	5,400,000 AUD	$3,838,875	$(86,673)
7/30/2019	Barclays Bank PLC Wholesale	21,700,000 AUD	$15,790,005	$(711,712)
7/30/2019	Barclays Bank PLC Wholesale	22,000,000 AUD	$15,627,040	$(340,290)
7/30/2019	Credit Agricole CIB	6,914,383 CAD	$5,200,000	$(77,142)
7/30/2019	Credit Agricole CIB	20,700,000 CAD	$15,819,278	$(482,674)
7/30/2019	Credit Agricole CIB	21,000,000 CAD	$15,787,990	$(229,116)
7/30/2019	BNP Paribas SA	300,000,000 MXN	$15,281,057	$(117,888)
7/30/2019	Morgan Stanley	33,300,000 NOK	$3,907,998	$(95,547)
7/30/2019	Morgan Stanley	133,000,000 NOK	$15,601,173	$(374,267)
7/30/2019	Morgan Stanley	133,000,000 NOK	$15,902,071	$(675,165)
7/30/2019	Morgan Stanley	5,675,000 NZD	$3,849,846	$(132,649)
7/30/2019	Barclays Bank PLC Wholesale	22,900,000 NZD	$15,904,966	$(905,176)
7/30/2019	Morgan Stanley	23,000,000 NZD	$15,605,339	$(540,048)
Contracts Sold:
7/30/2019	BNP Paribas SA	300,000,000 MXN	$15,525,379	$362,210
NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$(4,406,137)
Net Unrealized Appreciation/Depreciation on Futures Contracts and Foreign Exchange Contracts is included in “Other Assets and Liabilities - Net”.
Semi-Annual Shareholder Report

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended May 31, 2019, were as follows:
Affiliates	Balance of Shares Held 11/30/2018	Purchases/ Additions	Sales/ Reductions
Emerging Markets Core Fund	34,493,187	23,413,041	(9,902,201)
Federated Bank Loan Core Fund	15,523,685	6,765,088	(5,110,599)
Federated Institutional Prime Value Obligations Fund, Institutional Shares	40,853,969	759,739,666	(730,203,995)
Federated Mortgage Core Portfolio	229,238,027	21,731,464	(47,967,609)
Federated Project and Trade Finance Core Fund	40,538,227	2,083,298	—
High Yield Bond Portfolio	80,920,942	37,976,398	(8,428,625)
TOTAL OF AFFILIATED TRANSACTIONS	441,568,037	851,708,955	(801,613,029)
Semi-Annual Shareholder Report

Balance of Shares Held 5/31/2019*	Value	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/ (Loss)	Dividend Income
48,004,027	$464,198,945	$23,147,088	$(7,155,544)	$10,478,477
17,178,174	$169,376,793	$374,305	$(2,182,258)	$4,189,795
70,389,640	$70,403,718	$3,201	$6,190	$798,086
203,001,882	$1,989,418,447	$83,006,496	$(8,479,787)	$36,770,119
42,621,525	$384,872,373	$(1,611,235)	$—	$8,751,888
110,468,715	$681,591,970	$9,024,917	$(869,644)	$17,689,952
491,663,963	$3,759,862,246	$113,944,772	$(18,681,043)	$78,678,317
*	At May 31, 2019, the Fund owns a majority of the outstanding shares of beneficial interest of each of Emerging Markets Core Fund, Federated Mortgage Core Portfolio and Federated Project and Trade Finance Core Fund.
1	Floating/adjustable note with current rate and current maturity or next reset date shown. Adjustable rate mortgage security coupons are based on the weighted average note rates of the underlying mortgages less the guarantee and servicing fees. These securities do not indicate an index and spread in their description above.
2	Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund's Board of Directors (the "Directors").
3	All or a portion of this security is held as collateral to ensure the Fund is able to satisfy the obligations of its outstanding long and short futures contracts.
4	7-day net yield.
5	The cost of investments for federal tax purposes amounts to $8,301,972,652.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
7	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at May 31, 2019.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Shareholder Report

The following is a summary of the inputs used, as of May 31, 2019, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Agency Risk Transfer Securities	$—	$24,481,941	$—	$24,481,941
Corporate Bonds	—	2,965,998,070	16,970	2,966,015,040
Adjustable Rate Mortgages	—	7,268	—	7,268
Asset-Backed Securities	—	22,980,056	—	22,980,056
Commercial Mortgage-Backed Securities	—	224,634,629	—	224,634,629
U.S. Treasury	—	1,513,082,166	—	1,513,082,166
Mortgage-Backed Securities	—	3,317,543	—	3,317,543
Collateralized Mortgage Obligations	—	228,165	—	228,165
Foreign Governments/Agencies	—	54,858,980	—	54,858,980
Investment Companies[1]	70,403,718	—	—	3,759,862,246
TOTAL SECURITIES	$70,403,718	$4,809,588,818	$16,970	$8,569,468,034
Other Financial Instruments
Assets
Futures Contracts	$20,317,143	$—	$—	$20,317,143
Foreign Exchange Contracts	—	362,210	—	362,210
Liabilities
Futures Contracts	(29,295,851)	—	—	(29,295,851)
Foreign Exchange Contracts	—	(4,768,347)	—	(4,768,347)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(8,978,708)	$(4,406,137)	$—	$(13,384,845)
1	As permitted by U.S. generally accepted accounting principles (GAAP), Investment Companies valued at $3,689,458,528 are measured at fair value using the net asset value (NAV) per share practical expedient and have not been categorized in the chart above but are included in the Total column. The amount included herein is intended to permit reconciliation of the fair value classifications to the amounts presented on the Statement of Assets and Liabilities. The price of shares redeemed in Emerging Markets Core Fund, Federated Bank Loan Core Fund, Federated Mortgage Core Portfolio and High Yield Bond Portfolio is the next determined NAV after receipt of a shareholder redemption request. The price of shares redeemed of Federated Project and Trade Finance Core Fund may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request.
Semi-Annual Shareholder Report

The following acronyms are used throughout this portfolio:
ABS	—Asset Backed Securities
ARM	—Adjustable Rate Mortgage
AUD	—Australian Dollar
BKNT	—Bank Notes
BRL	—Brazilian Real
CAD	—Canadian Dollar
FNMA	—Federal National Mortgage Association
FREMF	—Freddie Mac Multifamily K-Deals
GMTN	—Global Medium Term Note
GNMA	—Government National Mortgage Association
LIBOR	—London Interbank Offered Rate
MTN	—Medium Term Note
MXN	—Mexican Peso
NOK	—Norwegian Krone
NZD	—New Zealand Dollar
REIT	—Real Estate Investment Trust
REMIC	—Real Estate Mortgage Investment Conduit
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2019	Year Ended November 30,
		2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$10.36	$10.88	$10.79	$10.77	$11.11	$11.01
Income From Investment Operations:
Net investment income (loss)	0.16	0.30	0.29	0.31	0.31	0.36
Net realized and unrealized gain (loss)	0.47	(0.52)	0.12	0.03	(0.33)	0.15
TOTAL FROM INVESTMENT OPERATIONS	0.63	(0.22)	0.41	0.34	(0.02)	0.51
Less Distributions:
Distributions from net investment income	(0.17)	(0.30)	(0.29)	(0.32)	(0.31)	(0.36)
Distributions from net realized gain	—	—	(0.03)	(0.00)[1]	(0.01)	(0.05)
TOTAL DISTRIBUTIONS	(0.17)	(0.30)	(0.32)	(0.32)	(0.32)	(0.41)
Net Asset Value, End of Period	$10.82	$10.36	$10.88	$10.79	$10.77	$11.11
Total Return[2]	6.07%	(2.01)%	3.82%	3.17%	(0.20)%	4.70%
Ratios to Average Net Assets:
Net expenses	0.92%[3]	0.92%	0.92%	0.92%	0.92%	0.91%
Net investment income	3.08%[3]	2.82%	2.69%	2.84%	2.85%	3.15%
Expense waiver/reimbursement[4]	0.05%[3]	0.07%	0.07%	0.08%	0.05%	0.10%
Supplemental Data:
Net assets, end of period (000 omitted)	$162,315	$184,434	$216,294	$358,016	$397,563	$437,711
Portfolio turnover	20%	48%	23%	33%	30%	36%
1	Represents less than $0.01.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class B Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2019	Year Ended November 30,
		2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$10.36	$10.88	$10.79	$10.77	$11.11	$11.01
Income From Investment Operations:
Net investment income (loss)	0.13	0.24	0.23	0.25	0.25	0.30
Net realized and unrealized gain (loss)	0.47	(0.51)	0.12	0.03	(0.33)	0.15
TOTAL FROM INVESTMENT OPERATIONS	0.60	(0.27)	0.35	0.28	(0.08)	0.45
Less Distributions:
Distributions from net investment income	(0.14)	(0.25)	(0.23)	(0.26)	(0.25)	(0.30)
Distributions from net realized gain	—	—	(0.03)	(0.00)[1]	(0.01)	(0.05)
TOTAL DISTRIBUTIONS	(0.14)	(0.25)	(0.26)	(0.26)	(0.26)	(0.35)
Net Asset Value, End of Period	$10.82	$10.36	$10.88	$10.79	$10.77	$11.11
Total Return[2]	5.78%	(2.54)%	3.26%	2.61%	(0.75)%	4.13%
Ratios to Average Net Assets:
Net expenses	1.48%[3]	1.47%	1.46%	1.47%	1.47%	1.46%
Net investment income	2.53%[3]	2.26%	2.15%	2.29%	2.30%	2.60%
Expense waiver/reimbursement[4]	0.05%[3]	0.05%	0.07%	0.08%	0.06%	0.08%
Supplemental Data:
Net assets, end of period (000 omitted)	$7,426	$8,244	$14,521	$19,723	$21,876	$25,222
Portfolio turnover	20%	48%	23%	33%	30%	36%
1	Represents less than $0.01.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2019	Year Ended November 30,
		2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$10.36	$10.88	$10.79	$10.77	$11.11	$11.01
Income From Investment Operations:
Net investment income (loss)	0.13	0.25	0.23	0.25	0.26	0.30
Net realized and unrealized gain (loss)	0.47	(0.52)	0.12	0.03	(0.33)	0.15
TOTAL FROM INVESTMENT OPERATIONS	0.60	(0.27)	0.35	0.28	(0.07)	0.45
Less Distributions:
Distributions from net investment income	(0.14)	(0.25)	(0.23)	(0.26)	(0.26)	(0.30)
Distributions from net realized gain	—	—	(0.03)	(0.00)[1]	(0.01)	(0.05)
TOTAL DISTRIBUTIONS	(0.14)	(0.25)	(0.26)	(0.26)	(0.27)	(0.35)
Net Asset Value, End of Period	$10.82	$10.36	$10.88	$10.79	$10.77	$11.11
Total Return[2]	5.81%	(2.51)%	3.29%	2.64%	(0.72)%	4.16%
Ratios to Average Net Assets:
Net expenses	1.43%[3]	1.44%	1.43%	1.43%	1.45%	1.44%
Net investment income	2.57%[3]	2.31%	2.18%	2.32%	2.33%	2.63%
Expense waiver/reimbursement[4]	0.04%[3]	0.04%	0.05%	0.05%	0.04%	0.05%
Supplemental Data:
Net assets, end of period (000 omitted)	$48,006	$52,798	$75,399	$90,932	$93,405	$106,743
Portfolio turnover	20%	48%	23%	33%	30%	36%
1	Represents less than $0.01.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class R Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2019	Year Ended November 30,
		2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$10.36	$10.88	$10.79	$10.77	$11.11	$11.01
Income From Investment Operations:
Net investment income (loss)	0.15	0.29	0.27	0.29	0.29	0.35
Net realized and unrealized gain (loss)	0.47	(0.52)	0.12	0.03	(0.32)	0.15
TOTAL FROM INVESTMENT OPERATIONS	0.62	(0.23)	0.39	0.32	(0.03)	0.50
Less Distributions:
Distributions from net investment income	(0.16)	(0.29)	(0.27)	(0.30)	(0.30)	(0.35)
Distributions from net realized gain	—	—	(0.03)	(0.00)[1]	(0.01)	(0.05)
TOTAL DISTRIBUTIONS	(0.16)	(0.29)	(0.30)	(0.30)	(0.31)	(0.40)
Net Asset Value, End of Period	$10.82	$10.36	$10.88	$10.79	$10.77	$11.11
Total Return[2]	5.99%	(2.17)%	3.64%	2.99%	(0.36)%	4.59%
Ratios to Average Net Assets:
Net expenses	1.08%[3]	1.10%	1.09%	1.09%	1.08%	1.02%
Net investment income	2.92%[3]	2.65%	2.51%	2.66%	2.70%	3.04%
Expense waiver/reimbursement[4]	0.04%[3]	0.04%	0.05%	0.05%	0.04%	0.05%
Supplemental Data:
Net assets, end of period (000 omitted)	$43,329	$43,512	$53,603	$61,863	$64,555	$60,748
Portfolio turnover	20%	48%	23%	33%	30%	36%
1	Represents less than $0.01.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2019	Year Ended November 30,
		2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$10.36	$10.88	$10.79	$10.77	$11.11	$11.01
Income From Investment Operations:
Net investment income (loss)	0.19	0.36	0.35	0.37	0.37	0.42
Net realized and unrealized gain (loss)	0.46	(0.52)	0.12	0.03	(0.33)	0.15
TOTAL FROM INVESTMENT OPERATIONS	0.65	(0.16)	0.47	0.40	0.04	0.57
Less Distributions:
Distributions from net investment income	(0.19)	(0.36)	(0.35)	(0.38)	(0.37)	(0.42)
Distributions from net realized gain	—	—	(0.03)	(0.00)[1]	(0.01)	(0.05)
TOTAL DISTRIBUTIONS	(0.19)	(0.36)	(0.38)	(0.38)	(0.38)	(0.47)
Net Asset Value, End of Period	$10.82	$10.36	$10.88	$10.79	$10.77	$11.11
Total Return[2]	6.36%	(1.47)%	4.39%	3.74%	0.35%	5.27%
Ratios to Average Net Assets:
Net expenses	0.37%[3]	0.37%	0.37%	0.37%	0.38%	0.36%
Net investment income	3.63%[3]	3.38%	3.23%	3.38%	3.41%	3.69%
Expense waiver/reimbursement[4]	0.07%[3]	0.08%	0.08%	0.08%	0.08%	0.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$6,703,229	$5,855,756	$5,713,188	$5,519,156	$5,158,561	$4,899,216
Portfolio turnover	20%	48%	23%	33%	30%	36%
1	Represents less than $0.01.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2019	Year Ended November 30,
		2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$10.36	$10.88	$10.79	$10.77	$11.11	$11.01
Income From Investment Operations:
Net investment income (loss)	0.17	0.32	0.31	0.34	0.34	0.38
Net realized and unrealized gain (loss)	0.47	(0.51)	0.13	0.03	(0.33)	0.16
TOTAL FROM INVESTMENT OPERATIONS	0.64	(0.19)	0.44	0.37	0.01	0.54
Less Distributions:
Distributions from net investment income	(0.18)	(0.33)	(0.32)	(0.35)	(0.34)	(0.39)
Distributions from net realized gain	—	—	(0.03)	(0.00)[1]	(0.01)	(0.05)
TOTAL DISTRIBUTIONS	(0.18)	(0.33)	(0.35)	(0.35)	(0.35)	(0.44)
Net Asset Value, End of Period	$10.82	$10.36	$10.88	$10.79	$10.77	$11.11
Total Return[2]	6.20%	(1.76)%	4.08%	3.43%	0.04%	4.96%
Ratios to Average Net Assets:
Net expenses	0.67%[3]	0.67%	0.67%	0.67%	0.67%	0.66%
Net investment income	3.33%[3]	3.07%	2.94%	3.09%	3.10%	3.40%
Expense waiver/reimbursement[4]	0.27%[3]	0.27%	0.28%	0.28%	0.28%	0.29%
Supplemental Data:
Net assets, end of period (000 omitted)	$413,605	$425,188	$503,342	$555,265	$627,642	$754,344
Portfolio turnover	20%	48%	23%	33%	30%	36%
1	Represents less than $0.01.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2019	Year Ended November 30,			Period Ended 11/30/2015[1]
		2018	2017	2016
Net Asset Value, Beginning of Period	$10.36	$10.87	$10.78	$10.77	$11.18
Income From Investment Operations:
Net investment income (loss)	0.19	0.36	0.36	0.38	0.23
Net realized and unrealized gain (loss)	0.46	(0.51)	0.11	0.01	(0.41)
TOTAL FROM INVESTMENT OPERATIONS	0.65	(0.15)	0.47	0.39	(0.18)
Less Distributions:
Distributions from net investment income	(0.19)	(0.36)	(0.35)	(0.38)	(0.23)
Distributions from net realized gain	—	—	(0.03)	(0.00)[2]	—
TOTAL DISTRIBUTIONS	(0.19)	(0.36)	(0.38)	(0.38)	(0.23)
Net Asset Value, End of Period	$10.82	$10.36	$10.87	$10.78	$10.77
Total Return[3]	6.37%	(1.37)%	4.40%	3.65%	(1.58)%
Ratios to Average Net Assets:
Net expenses	0.36%[4]	0.36%	0.36%	0.36%	0.37%[4]
Net investment income	3.64%[4]	3.39%	3.20%	3.39%	3.49%[4]
Expense waiver/reimbursement[5]	0.04%[4]	0.04%	0.05%	0.05%	0.05%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$1,217,123	$1,079,125	$1,016,255	$122,349	$9,104
Portfolio turnover	20%	48%	23%	33%	30%[6]
1	Reflects operations for the period from April 17, 2015 (date of initial investment) to November 30, 2015.
2	Represents less than $0.01.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
6	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended November 30, 2015.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities
May 31, 2019 (unaudited)
Assets:
Investment in securities, at value including $3,759,862,246 of investment in affiliated holdings (identified cost $8,301,972,652)		$8,569,468,034
Cash		8,316,517
Cash denominated in foreign currencies (identified cost $417,786)		434,953
Income receivable		37,248,998
Income receivable from affiliated holdings		13,881,560
Receivable for shares sold		21,839,458
Unrealized appreciation on foreign exchange contracts		362,210
TOTAL ASSETS		8,651,551,730
Liabilities:
Payable for investments purchased	$23,132,419
Payable for shares redeemed	18,658,675
Unrealized depreciation on foreign exchange contracts	4,768,347
Payable for daily variation margin on futures contracts	919,642
Income distribution payable	8,145,606
Payable for investment adviser fee (Note 5)	61,818
Payable for administrative fees (Note 5)	18,622
Payable for Directors'/Trustees' fees (Note 5)	498
Payable for distribution services fee (Note 5)	105,612
Payable for other service fees (Notes 2 and 5)	134,703
Accrued expenses (Note 5)	573,146
TOTAL LIABILITIES		56,519,088
Net assets for 794,307,402 shares outstanding		$8,595,032,642
Net Assets Consist of:
Paid-in capital		$8,496,394,370
Total distributable earnings		98,638,272
TOTAL NET ASSETS		$8,595,032,642
Semi-Annual Shareholder Report

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($162,314,636 ÷ 15,000,705 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$10.82
Offering price per share (100/95.50 of $10.82)	$11.33
Redemption proceeds per share	$10.82
Class B Shares:
Net asset value per share ($7,425,592 ÷ 686,364 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$10.82
Offering price per share	$10.82
Redemption proceeds per share (94.50/100 of $10.82)	$10.22
Class C Shares:
Net asset value per share ($48,005,870 ÷ 4,436,920 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$10.82
Offering price per share	$10.82
Redemption proceeds per share (99.00/100 of $10.82)	$10.71
Class R Shares:
Net asset value per share ($43,329,386 ÷ 4,004,152 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$10.82
Offering price per share	$10.82
Redemption proceeds per share	$10.82
Institutional Shares:
Net asset value per share ($6,703,229,154 ÷ 619,442,799 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$10.82
Offering price per share	$10.82
Redemption proceeds per share	$10.82
Service Shares:
Net asset value per share ($413,605,006 ÷ 38,221,506 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$10.82
Offering price per share	$10.82
Redemption proceeds per share	$10.82
Class R6 Shares:
Net asset value per share ($1,217,122,998 ÷ 112,514,956 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$10.82
Offering price per share	$10.82
Redemption proceeds per share	$10.82
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations
Six Months Ended May 31, 2019 (unaudited)
Investment Income:
Interest			$83,066,831
Dividends received from affiliated holdings*			78,678,317
Net income on securities loaned			75,434
TOTAL INCOME			161,820,582
Expenses:
Investment adviser fee (Note 5)		$12,113,016
Administrative fee (Note 5)		3,221,684
Custodian fees		126,949
Transfer agent fee (Note 2)		2,028,932
Directors'/Trustees' fees (Note 5)		29,975
Auditing fees		16,704
Legal fees		5,179
Portfolio accounting fees		143,974
Distribution services fee (Note 5)		1,067,657
Other service fees (Notes 2 and 5)		810,134
Share registration costs		77,129
Printing and postage		88,331
Miscellaneous (Note 5)		35,346
TOTAL EXPENSES		19,765,010
Waivers and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	$(1,513,629)
Waiver/reimbursement of other operating expenses (Notes 2 and 5)	(1,594,895)
TOTAL WAIVERS AND REIMBURSEMENTS		(3,108,524)
Net expenses			16,656,486
Net investment income			$145,164,096
Semi-Annual Shareholder Report

Statement of Operations–continued
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Written Options, Swap Contracts, Foreign Exchange Contracts and Foreign Currency Transactions:
Net realized loss on investments (including net realized loss of $(18,681,043) on sales of investments in affiliated holdings*)	$(20,045,494)
Net realized gain on foreign currency transactions	17,135
Net realized gain on foreign exchange contracts	1,469,565
Net realized loss on futures contracts	(39,167,458)
Net realized gain on written options	139,840
Net realized loss on swap contracts	(60,431)
Net change in unrealized depreciation of investments (including net change in unrealized depreciation of $113,944,772 on investments in affiliated holdings*)	419,422,370
Net change in unrealized appreciation/depreciation of translation of assets and liabilities in foreign currency	8,190
Net change in unrealized appreciation of foreign exchange contracts	(5,060,481)
Net change in unrealized depreciation of futures contracts	(6,718,088)
Net realized and unrealized gain (loss) on investments, futures contracts, written options, foreign exchange contracts, swap contracts and foreign currency transactions	350,005,148
Change in net assets resulting from operations	$495,169,244
*	See information listed after the Fund's Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 5/31/2019	Year Ended 11/30/2018
Increase (Decrease) in Net Assets
Operations:
Net investment income	$145,164,096	$258,811,400
Net realized loss	(57,646,843)	(43,689,359)
Net change in unrealized appreciation/depreciation	407,651,991	(329,760,220)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	495,169,244	(114,638,179)
Distributions to Shareholders:
Class A Shares	(2,782,610)	(5,548,434)
Class B Shares	(100,987)	(260,903)
Class C Shares	(660,504)	(1,571,012)
Class R Shares	(645,345)	(1,295,402)
Institutional Shares	(114,988,905)	(202,604,004)
Service Shares	(7,010,306)	(14,731,997)
Class R6 Shares	(20,893,295)	(35,989,804)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(147,081,952)	(262,001,556)
Share Transactions:
Proceeds from sale of shares	1,785,712,171	2,557,061,427
Net asset value of shares issued to shareholders in payment of distributions declared	101,489,349	183,219,616
Cost of shares redeemed	(1,289,312,490)	(2,307,186,542)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	597,889,030	433,094,501
Change in net assets	945,976,322	56,454,766
Net Assets:
Beginning of period	7,649,056,320	7,592,601,554
End of period	$8,595,032,642	$7,649,056,320
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
May 31, 2019 (unaudited)
1. ORGANIZATION
Federated Total Return Series, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Corporation consists of three portfolios. The financial statements included herein are only those of Federated Total Return Bond Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers seven classes of shares: Class A Shares, Class B Shares, Class C Shares, Class R Shares, Institutional Shares, Service Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide total return.
Class B Shares are closed to new accounts, new investors and new purchases by existing shareholders (excluding reinvestment of dividends and capital gains). Class B Shares of the Fund may be exchanged for Class B Shares of any other Federated fund.
Effective August 1, 2018, an automatic conversion feature for Class C Shares was implemented. Pursuant to this automatic conversion feature, after Class C Shares have been held for ten years from the date of purchase, they will automatically convert to Class A Shares on the next monthly conversion processing date.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with GAAP.
Investment Valuation
In calculating its NAV, the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
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If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Directors have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
Semi-Annual Shareholder Report

The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Directors have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Directors. The Directors have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Semi-Annual Shareholder Report

Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waivers and reimbursements of $3,108,524 is disclosed in various locations in this Note 2 and Note 5. For the six months ended May 31, 2019, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$77,776	$(14,577)
Class B Shares	5,233	(370)
Class C Shares	19,889	—
Class R Shares	49,479	—
Institutional Shares	1,708,129	(1,094,010)
Service Shares	113,767	(71,197)
Class R6 Shares	54,659	—
TOTAL	$2,028,932	$(1,180,154)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Semi-Annual Shareholder Report

Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares, and Service Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended May 31, 2019, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$221,036
Class B Shares	9,788
Class C Shares	62,745
Service Shares	516,565
TOTAL	$810,134
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended May 31, 2019, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of May 31, 2019, tax years 2015 through 2018 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America, the state of Maryland and the Commonwealth of Pennsylvania.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Swap Contracts
Swap contracts involve two parties that agree to exchange the returns (or the differential in rates of return) earned or realized on particular predetermined investments, instruments, indices or other measures. The gross returns to be exchanged or “swapped” between parties are generally calculated with respect to a “notional amount” for a predetermined period of time. The Fund may enter into interest rate, total return, credit default, currency and other swap agreements. Risks may arise upon entering into swap agreements from the potential inability of the counterparties to meet the terms of their contract from unanticipated changes in the value of the swap agreement.
Semi-Annual Shareholder Report

The Fund uses credit default swaps to seek to increase return and to manage market and sector/asset class risks. The “buyer” in a credit default swap is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or the “par value”, of the reference obligation in exchange for the reference obligation. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is typically determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specific valuation method, are used to calculate the settlement value. The Fund's maximum risk of loss from counterparty credit risk, either as the protection buyer or as the protection seller, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.
Upfront payments received or paid by the Fund will be reflected as an asset or liability on the Statement of Assets and Liabilities. Changes in the value of swap contracts are included in Swaps, at value on the Statement of Assets and Liabilities, and periodic payments are reported as “Net realized gain (loss) on swap contracts” in the Statement of Operations.
Certain swap contracts may be centrally cleared (“centrally cleared swaps”), whereby all payments made or received by the Fund pursuant to the contract are with a central clearing party (CCP) rather than the counterparty. The CCP guarantees the performance of the parties to the contract. Upon entering into centrally cleared swaps, the Fund is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.
At May 31, 2019, the Fund had no outstanding swap contracts.
The average notional amount of swap contracts held by the Fund throughout the period was $11,043,638. This is based on amounts held as of each month-end throughout the six-month period.
Futures Contracts
The Fund purchases and sells financial futures contracts to seek to increase return and to manage country, currency, duration, market and yield curve risks. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account, either U.S. government securities or a specified amount of Restricted cash, which is shown in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the
Semi-Annual Shareholder Report

contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange's clearing house, as counterparty to all exchange traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
The average notional value of long and short futures contracts held by the Fund throughout the period was $2,274,224,903 and $1,196,285,353, respectively. This is based on amounts held as of each month-end throughout the six-month period.
Foreign Exchange Contracts
The Fund enters into foreign exchange contracts to seek to increase return and to manage country, currency and market risks. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
Foreign exchange contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $1,541,672 and $2,219,999, respectively. This is based on the contracts held as of each month-end throughout the six-month fiscal period.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.
Securities Lending
The Fund participates in a securities lending program providing for the lending of corporate bonds and government securities to qualified brokers. The term of the loans within the program is one year or less. The Fund normally receives cash collateral for securities loaned that may be invested in affiliated money market funds, other money market instruments and/or
Semi-Annual Shareholder Report

repurchase agreements. Investments in money market funds may include funds with a “floating” NAV that can impose redemption fees and liquidity gates, impose certain operational impediments to investing cash collateral, and, if the investee fund's NAV decreases, result in the Fund recognizing losses and being required to cover the decrease in the value of the cash collateral. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. In accordance with the Fund's securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. Earnings on collateral are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates. The Fund will not have the right to vote on securities while they are on loan. However, the Fund will attempt to terminate a loan in an effort to reacquire the securities in time to vote on matters that are deemed to be material by the Adviser. There can be no assurance that the Fund will have sufficient notice of such matters to be able to terminate the loan in time to vote thereon.
As of May 31, 2019, the Fund had no outstanding securities on loan.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Directors.
Option Contracts
The Fund buys or sells put and call options to seek to increase income and manage market risk. The seller (“writer”) of an option receives a payment or premium, from the buyer, which the writer keeps regardless of whether the buyer exercises the option. When the Fund writes a put or call option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the underlying reference instrument. When the Fund purchases a put or call option, an amount equal to the premium paid is recorded as an increase to the cost of the investment and subsequently marked to market to reflect the current value of the option purchased. Premiums paid for purchasing options which expire are treated as realized losses. Premiums received/paid for writing/purchasing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying reference instrument to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid.
Semi-Annual Shareholder Report

Options can trade on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. This protects investors against potential defaults by the counterparty.
The average market value of purchased put and call options held by the Fund throughout the period was $133,929 and $212,054, respectively. This is based on amounts held as of each month-end throughout the six-month fiscal period.
The average market value of written call and put options held by the Fund throughout the period was $267,857 and 120,536, respectively. This is based on amounts held as of each month-end throughout the six-month fiscal period.
At May 31, 2019, the Fund had no outstanding option contracts.
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
	Asset		Liability
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts		$—	Payable for daily variation margin on futures contracts	$8,978,708*
Foreign exchange contracts	Unrealized appreciation on foreign exchange contracts	$362,210	Unrealized depreciation on foreign exchange contracts	$4,768,347
Total derivatives not accounted for as hedging instruments under ASC Topic 815		$362,210		$13,747,055
*	Includes cumulative net depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended May 31, 2019
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Credit Default Swaps	Futures Contracts	Foreign Exchange Contracts	Purchased Option Contracts[1]	Written Option Contracts	Total
Interest rate contracts	$—	$(39,167,458)	$—	$(524,620)	$139,840	$(39,552,238)
Foreign exchange contracts	—	—	1,469,565	—	—	1,469,565
Credit contracts	(60,431)	—	—	—	—	(60,431)
TOTAL	$(60,431)	$(39,167,458)	$1,469,565	$(524,620)	$139,840	$(38,143,104)
1	The net realized loss on Purchased Option Contracts is found within the Net realized loss on investments on the Statement of Operations.

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Futures Contracts	Foreign Exchange Contracts	Total
Interest rate contracts	$(6,718,088)	$—	$(6,718,088)
Foreign exchange contracts	—	(5,060,481)	(5,060,481)
TOTAL	$(6,718,088)	$(5,060,481)	$(11,778,569)
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
3. Capital Stock
The following tables summarize capital stock activity:
	Six Months Ended 5/31/2019		Year Ended 11/30/2018
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	2,381,692	$25,198,585	5,187,352	$54,957,787
Shares issued to shareholders in payment of distributions declared	240,700	2,560,893	484,023	5,125,291
Shares redeemed	(5,418,632)	(57,593,140)	(7,760,306)	(82,559,813)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(2,796,240)	$(29,833,662)	(2,088,931)	$(22,476,735)
Semi-Annual Shareholder Report

	Six Months Ended 5/31/2019		Year Ended 11/30/2018
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	48,983	$517,300	32,607	$343,636
Shares issued to shareholders in payment of distributions declared	9,186	97,729	23,771	252,119
Shares redeemed	(167,444)	(1,773,295)	(595,826)	(6,309,031)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(109,275)	$(1,158,266)	(539,448)	$(5,713,276)

	Six Months Ended 5/31/2019		Year Ended 11/30/2018
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	848,080	$8,939,421	911,788	$9,708,488
Shares issued to shareholders in payment of distributions declared	58,259	619,827	140,393	1,488,043
Shares redeemed	(1,564,359)	(16,531,275)	(2,889,460)	(30,585,818)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(658,020)	$(6,972,027)	(1,837,279)	$(19,389,287)

	Six Months Ended 5/31/2019		Year Ended 11/30/2018
Class R Shares:	Shares	Amount	Shares	Amount
Shares sold	454,294	$4,804,678	1,180,349	$12,493,299
Shares issued to shareholders in payment of distributions declared	55,236	588,057	111,017	1,176,143
Shares redeemed	(703,774)	(7,455,340)	(2,020,570)	(21,390,692)
NET CHANGE RESULTING FROM CLASS R SHARE TRANSACTIONS	(194,244)	$(2,062,605)	(729,204)	$(7,721,250)

	Six Months Ended 5/31/2019		Year Ended 11/30/2018
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	139,510,597	$1,478,953,472	186,148,129	$1,976,829,434
Shares issued to shareholders in payment of distributions declared	7,366,731	78,496,891	13,159,019	139,398,823
Shares redeemed	(92,428,152)	(978,924,210)	(159,508,248)	(1,686,769,722)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	54,449,176	$578,526,153	39,798,900	$429,458,535
Semi-Annual Shareholder Report

	Six Months Ended 5/31/2019		Year Ended 11/30/2018
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	4,385,745	$46,414,879	10,827,981	$115,058,824
Shares issued to shareholders in payment of distributions declared	540,468	5,754,063	1,143,743	12,114,630
Shares redeemed	(7,729,692)	(81,731,296)	(17,218,657)	(182,543,171)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(2,803,479)	$(29,562,354)	(5,246,933)	$(55,369,717)

	Six Months Ended 5/31/2019		Year Ended 11/30/2018
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	20,917,693	$220,883,836	36,599,624	$387,669,959
Shares issued to shareholders in payment of distributions declared	1,255,784	13,371,889	2,235,911	23,664,567
Shares redeemed	(13,816,999)	(145,303,934)	(28,134,007)	(297,028,295)
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	8,356,478	$88,951,791	10,701,528	$114,306,231
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	56,244,396	$597,889,030	40,058,633	$433,094,501
4. FEDERAL TAX INFORMATION
At May 31, 2019, the cost of investments for federal tax purposes was $8,301,972,652. The net unrealized appreciation of investments for federal tax purposes was $258,516,673. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $331,002,072 and net unrealized depreciation from investments for those securities having an excess of cost over value of $72,485,399. The amounts presented are inclusive of derivative contracts.
At November 30, 2018, the Fund had a capital loss carryforward of $62,023,810 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term and does not expire. All of the Fund's capital loss carryforwards were incurred in taxable years after December 22, 2010.
The following schedule summarizes the Fund's capital loss carryforwards:
Short-Term	Long-Term	Total
$40,721,842	$21,301,968	$62,023,810
At November 30, 2018, for federal income tax purposes, the Fund had $132,537 in straddle loss deferrals.
Semi-Annual Shareholder Report

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.30% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the six months ended May 31, 2019, the Adviser voluntarily waived $1,492,219 of its fee and reimbursed $1,180,154 of transfer agent fees. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended May 31, 2019, the Adviser reimbursed $21,410.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2019, the annualized fee paid to FAS was 0.080% of average daily net assets of the Fund.
Prior to September 1, 2017, the breakpoints of the Administrative Fee paid to FAS, described above, were:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Semi-Annual Shareholder Report

Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares, Class R Shares and Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class B Shares	0.75%
Class C Shares	0.75%
Class R Shares	0.50%
Service Shares	0.25%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2019, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Class A Shares	$222,362	$—
Class B Shares	29,365	—
Class C Shares	188,926	—
Class R Shares	108,577	—
Service Shares	518,427	(414,741)
TOTAL	$1,067,657	$(414,741)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended May 31, 2019, FSC retained $377,465 fees paid by the Fund.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended May 31, 2019, FSC retained $8,339 in sales charges from the sale of Class A Shares. FSC also retained $3,369, $4,541 and $1,623 of CDSC relating to redemptions of Class A Shares, Class B Shares and Class C Shares, respectively.
Other Service Fees
For the six months ended May 31, 2019, FSSC received $11,880 of the other service fees disclosed in Note 2.
Semi-Annual Shareholder Report

Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Effective February 1, 2019, total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Class A Shares, Class B Shares, Class C Shares, Class R Shares, Institutional Shares, Service Shares and Class R6 Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.92%, 1.49%, 1.47%, 1.11%, 0.37%, 0.67% and 0.36% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) February 1, 2020; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Directors.
Directors'/Trustees' and Miscellaneous Fees
Certain Officers and Directors of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended May 31, 2019, were as follows:
Purchases	$1,118,213,852
Sales	$845,215,098
7. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of May 31, 2019, the Fund had no outstanding loans. During the six months ended May 31, 2019, the Fund did not utilize the LOC.
Semi-Annual Shareholder Report

8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of May 31, 2019, there were no outstanding loans. During the six months ended May 31, 2019, the program was not utilized.
9. SUBSEQUENT EVENTS
On June 11, 2019, the Directors approved the reorganization of PNC Total Return Advantage Fund, a portfolio of the PNC Funds, into the Fund. The reorganization is expected to occur in the fourth quarter of 2019, pending shareholder approval.
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2018 to May 31, 2019.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 12/1/2018	Ending Account Value 5/31/2019	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,060.70	$4.73
Class B Shares	$1,000	$1,057.80	$7.59
Class C Shares	$1,000	$1,058.10	$7.34
Class R Shares	$1,000	$1,059.90	$5.55
Institutional Shares	$1,000	$1,063.60	$1.90
Service Shares	$1,000	$1,062.00	$3.44
Class R6 Shares	$1,000	$1,063.70	$1.85
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,020.30	$4.63
Class B Shares	$1,000	$1,017.50	$7.44
Class C Shares	$1,000	$1,017.80	$7.19
Class R Shares	$1,000	$1,019.50	$5.44
Institutional Shares	$1,000	$1,023.10	$1.87
Service Shares	$1,000	$1,021.60	$3.38
Class R6 Shares	$1,000	$1,023.10	$1.82
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	0.92%
Class B Shares	1.48%
Class C Shares	1.43%
Class R Shares	1.08%
Institutional Shares	0.37%
Service Shares	0.67%
Class R6 Shares	0.36%
Semi-Annual Shareholder Report

Federated Mortgage Core Portfolio
Financial Statements and Notes to Financial Statements
Federated Total Return Bond Fund's investments in Federated Mortgage Core Portfolio represents a significant number of the outstanding shares of Federated Mortgage Core Portfolio. Therefore the Federated Mortgage Core Portfolio financial statements and notes to financial statements are included on pages 68 through 94.
Federated Mortgage Core Portfolio
Semi-Annual Shareholder Report

Portfolio of Investments Summary Table (unaudited) –
Federated Mortgage Core Portfolio
At December 31, 2018, the Fund's portfolio composition1 was as follows:
Type of Investment	Percentage of Total Net Assets
U.S. Government Agency Mortgage-Backed Securities	91.4%
Asset-Backed Securities	3.9%
Non-Agency Mortgage-Backed Securities	1.6%
U.S. Treasuries	1.1%
Cash Equivalents[2]	3.2%
Other Assets and Liabilities—Net[3]	(1.2)%
TOTAL	100.0%
1	See the Fund's Private Offering Memorandum for a description of the principal types of securities in which the Fund invests.
2	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Federated Mortgage Core Portfolio
Semi-Annual Shareholder Report

Portfolio of Investments– Federated Mortgage Core Portfolio
December 31, 2018
Principal Amount or Shares		Value
	ASSET-BACKED SECURITIES—3.9%
	Auto Receivables—3.6%
$12,960,000	AmeriCredit Automobile Receivables Trust 2015-2, Class D, 3.000%, 6/8/2021	$12,930,422
15,500,000	AmeriCredit Automobile Receivables Trust 2015-3, Class D, 3.340%, 8/8/2021	15,541,824
13,322,000	Capital Auto Receivables Asset Trust 2015-2, Class D, 3.160%, 11/20/2020	13,325,096
7,400,000	Capital Auto Receivables Asset Trust 2015-3, Class D, 3.340%, 3/22/2021	7,401,776
19,940,000	Santander Drive Auto Receivables Trust 2015-1, Class D, 3.240%, 4/15/2021	19,945,926
18,140,000	Santander Drive Auto Receivables Trust 2015-2, Class D, 3.020%, 4/15/2021	18,127,908
14,580,000	Santander Drive Auto Receivables Trust 2015-3, Class D, 3.490%, 5/17/2021	14,616,777
	TOTAL	101,889,729
	Other—0.2%
3,203,380	Sofi Consumer Loan Program Trust 2016-1, Class A, 3.260%, 8/25/2025	3,206,104
2,779,967	Sofi Consumer Loan Program Trust 2016-3, Class A, 3.050%, 12/26/2025	2,779,763
	TOTAL	5,985,867
	Student Loans—0.1%
1,290,240	Social Professional Loan Program LLC 2014-A, Class A2, 3.020%, 10/25/2027	1,286,390
	TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $109,232,187)	109,161,986
	COLLATERALIZED MORTGAGE OBLIGATIONS—1.6%
	Non-Agency Mortgage-Backed Securities—1.6%
919,051	Countrywide Home Loans 2005-21, Class A2, 5.500%, 10/25/2035	840,671
454,500	Credit Suisse Mortgage Trust 2007-4, Class 4A2, 5.500%, 6/25/2037	302,458
3,234,570	Credit Suisse Mortgage Trust 2014-WIN2, Class A2, 3.500%, 10/25/2044	3,189,346
318,614	Residential Funding Mortgage Securities I 2005-SA3, Class 3A, 4.336%, 8/25/2035	306,375
8,104,000	Sequoia Mortgage Trust 2012-6, Class A2, 1.808%, 12/25/2042	7,534,929
7,799,730	Sequoia Mortgage Trust 2013-1, Class 2A1, 1.855%, 2/25/2043	7,251,689
Federated Mortgage Core Portfolio
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS—continued
	Non-Agency Mortgage-Backed Securities—continued
$15,712,561	Sequoia Mortgage Trust 2013-2, Class A, 1.874%, 2/25/2043	$14,609,402
11,990,129	Sequoia Mortgage Trust 2014-4, Class A5, 3.500%, 11/25/2044	11,825,598
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $48,611,202)	45,860,468
	MORTGAGE-BACKED SECURITIES—91.4%
	Federal Home Loan Mortgage Corporation—38.2%
3,466,011	3.000%, 4/1/2031	3,461,830
3,994,913	3.000%, 1/1/2032	3,995,087
5,990,815	3.000%, 3/1/2032	5,977,971
5,204,616	3.000%, 3/1/2032	5,195,084
4,825,777	3.000%, 6/1/2032	4,812,414
7,034,371	3.000%, 6/1/2032	7,019,290
19,282,274	3.000%, 11/1/2032	19,222,856
3,215,213	3.000%, 12/1/2032	3,207,315
9,918,668	3.000%, 1/1/2033	9,903,601
32,896,870	3.000%, 2/1/2033	32,846,899
4,468,953	3.000%, 7/1/2033	4,459,372
28,723,570	3.000%, 1/1/2043	28,212,104
1,645,292	3.000%, 6/1/2045	1,610,340
1,246,912	3.000%, 5/1/2046	1,218,864
9,505,640	3.000%, 6/1/2046	9,309,644
22,614,300	3.000%, 6/1/2046	22,098,547
11,747,657	3.000%, 7/1/2046	11,527,459
22,192,824	3.000%, 8/1/2046	21,672,813
11,083,242	3.000%, 10/1/2046	10,827,009
9,962,485	3.000%, 10/1/2046	9,738,389
3,898,318	3.000%, 11/1/2046	3,805,756
9,521,720	3.000%, 11/1/2046	9,295,636
11,518,676	3.000%, 12/1/2046	11,259,575
37,042,866	3.000%, 1/1/2047	36,163,320
23,234,499	3.000%, 2/1/2047	22,682,819
18,572,168	3.000%, 5/1/2047	18,148,602
820,902	3.500%, 6/1/2026	833,609
363,589	3.500%, 6/1/2026	369,360
256,628	3.500%, 7/1/2026	260,770
10,988,260	3.500%, 7/1/2042	11,072,908
9,737,495	3.500%, 9/1/2043	9,803,379
Federated Mortgage Core Portfolio
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal Home Loan Mortgage Corporation—continued
$6,850,214	3.500%, 5/1/2046	$6,864,452
13,956,786	3.500%, 6/1/2046	13,983,614
35,025,601	3.500%, 7/1/2046	35,087,456
63,205,191	3.500%, 7/1/2046	63,316,811
4,196,680	3.500%, 8/1/2046	4,204,092
24,894,064	3.500%, 9/1/2046	24,938,027
54,241,355	3.500%, 10/1/2046	54,354,096
80,653,699	3.500%, 11/1/2047	80,670,112
25,676,609	3.500%, 11/1/2047	25,673,810
3,848,539	3.500%, 12/1/2047	3,849,322
37,700,740	3.500%, 12/1/2047	37,779,101
21,576,111	3.500%, 2/1/2048	21,600,729
28,617,324	3.500%, 2/1/2048	28,685,748
35,508,744	3.500%, 3/1/2048	35,515,970
34,830	4.000%, 2/1/2020	35,004
329,080	4.000%, 5/1/2024	336,711
2,000,504	4.000%, 8/1/2025	2,049,642
201,138	4.000%, 5/1/2026	206,013
3,111,892	4.000%, 5/1/2026	3,187,322
2,315,191	4.000%, 12/1/2040	2,381,667
14,580,550	4.000%, 12/1/2041	14,999,201
1,934,734	4.000%, 1/1/2042	1,990,286
25,892,141	4.000%, 6/1/2047	26,603,217
26,504,420	4.000%, 10/1/2047	27,149,484
19,256,704	4.000%, 11/1/2047	19,641,125
15,533,282	4.000%, 12/1/2047	15,911,331
11,416,296	4.000%, 2/1/2048	11,666,318
31,469,501	4.000%, 4/1/2048	32,097,727
19,683,201	4.000%, 5/1/2048	20,076,137
10,242,232	4.000%, 6/1/2048	10,525,115
25,180	4.500%, 6/1/2019	25,203
29,833	4.500%, 3/1/2021	30,316
384,140	4.500%, 9/1/2021	390,353
239,311	4.500%, 7/1/2024	246,218
256,929	4.500%, 8/1/2024	264,347
648,768	4.500%, 9/1/2024	668,264
616,188	4.500%, 9/1/2024	634,455
Federated Mortgage Core Portfolio
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal Home Loan Mortgage Corporation—continued
$338,968	4.500%, 6/1/2025	$348,752
1,370,034	4.500%, 11/1/2039	1,432,878
3,890,882	4.500%, 5/1/2040	4,069,356
378,267	4.500%, 6/1/2040	395,618
772,827	4.500%, 7/1/2040	808,277
2,493,822	4.500%, 8/1/2040	2,608,993
1,183,666	4.500%, 8/1/2040	1,238,331
7,244,669	4.500%, 9/1/2040	7,579,245
710,468	4.500%, 7/1/2041	742,835
439,209	4.500%, 7/1/2041	464,296
1,687,698	4.500%, 7/1/2041	1,764,585
12,531,064	4.500%, 2/1/2048	13,174,393
21,907,144	4.500%, 5/1/2048	22,692,951
16,860,707	4.500%, 8/1/2048	17,655,182
12,349,252	4.500%, 10/1/2048	12,788,360
5,441	5.000%, 7/1/2019	5,459
115,144	5.000%, 7/1/2020	116,045
26,816	5.000%, 10/1/2021	27,326
91,364	5.000%, 11/1/2021	93,218
91,785	5.000%, 12/1/2021	93,759
163,582	5.000%, 6/1/2023	168,585
122,450	5.000%, 7/1/2023	126,468
284,346	5.000%, 7/1/2023	294,210
123,215	5.000%, 7/1/2025	126,912
1,921,044	5.000%, 1/1/2034	2,036,099
640,567	5.000%, 5/1/2034	679,137
2,549	5.000%, 11/1/2035	2,708
174,282	5.000%, 4/1/2036	185,294
10,962	5.000%, 4/1/2036	11,643
816	5.000%, 4/1/2036	868
844,322	5.000%, 4/1/2036	897,232
86,084	5.000%, 5/1/2036	91,612
265,398	5.000%, 6/1/2036	281,602
136,666	5.000%, 6/1/2036	145,240
796,765	5.000%, 12/1/2037	845,029
125,083	5.000%, 5/1/2038	132,733
62,360	5.000%, 6/1/2038	66,175
Federated Mortgage Core Portfolio
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal Home Loan Mortgage Corporation—continued
$136,240	5.000%, 9/1/2038	$144,573
121,861	5.000%, 2/1/2039	129,314
53,078	5.000%, 3/1/2039	56,324
141,184	5.000%, 6/1/2039	149,775
4,147,172	5.000%, 10/1/2039	4,399,527
328,537	5.000%, 2/1/2040	348,529
746,381	5.000%, 8/1/2040	791,332
27,883	5.500%, 3/1/2021	28,448
198,889	5.500%, 4/1/2021	202,631
8,245	5.500%, 1/1/2022	8,472
55,023	5.500%, 1/1/2022	56,545
159,284	5.500%, 1/1/2022	163,553
193,737	5.500%, 2/1/2022	199,241
1,562,230	5.500%, 5/1/2034	1,673,594
129,383	5.500%, 3/1/2036	138,922
43,420	5.500%, 3/1/2036	46,663
107,252	5.500%, 3/1/2036	115,238
123,618	5.500%, 3/1/2036	132,563
320,566	5.500%, 6/1/2036	344,219
132,543	5.500%, 6/1/2036	142,444
105,891	5.500%, 6/1/2036	113,542
107,631	5.500%, 9/1/2037	115,658
387,330	5.500%, 9/1/2037	416,153
147,928	5.500%, 12/1/2037	158,943
28,158	5.500%, 3/1/2038	30,253
478,354	5.500%, 5/1/2038	513,972
637,727	5.500%, 9/1/2038	685,212
187,858	5.500%, 9/1/2039	201,669
363,448	5.500%, 5/1/2040	390,510
12,866	6.000%, 7/1/2029	14,155
44,682	6.000%, 2/1/2032	49,494
72,554	6.000%, 5/1/2036	80,677
90,483	6.000%, 8/1/2037	100,844
274,687	6.000%, 9/1/2037	305,352
18,574	6.500%, 3/1/2022	19,288
17,462	6.500%, 6/1/2029	19,483
11,441	6.500%, 6/1/2029	12,762
Federated Mortgage Core Portfolio
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal Home Loan Mortgage Corporation—continued
$4,697	6.500%, 7/1/2029	$5,201
302,351	6.500%, 11/1/2036	342,282
699,841	6.500%, 10/1/2037	783,206
3,930	6.500%, 4/1/2038	4,437
2,865	6.500%, 4/1/2038	3,238
347	7.000%, 10/1/2020	355
9,424	7.000%, 4/1/2032	10,652
259,621	7.000%, 4/1/2032	296,912
57,215	7.000%, 9/1/2037	65,271
24,476	7.500%, 8/1/2029	27,901
29,762	7.500%, 10/1/2029	33,808
14,491	7.500%, 11/1/2029	16,483
18,126	7.500%, 4/1/2031	20,041
16,094	7.500%, 5/1/2031	18,391
38,042	8.000%, 1/1/2031	44,496
57,569	8.000%, 2/1/2031	66,821
59,173	8.000%, 3/1/2031	69,184
4,332	8.000%, 3/1/2030	4,993
2,651	8.500%, 9/1/2025	2,955
692	8.500%, 9/1/2025	763
	TOTAL	1,076,160,088
	Federal National Mortgage Association—45.1%
3,727,417	3.000%, 2/1/2032	3,726,123
6,561,370	3.000%, 8/1/2043	6,436,077
5,111,092	3.000%, 9/1/2043	5,013,493
15,889,143	3.000%, 8/1/2046	15,526,147
6,023,299	3.000%, 9/1/2046	5,887,576
9,579,408	3.000%, 10/1/2046	9,357,568
6,375,371	3.000%, 11/1/2046	6,226,735
5,339,169	3.000%, 11/1/2046	5,215,524
7,243,387	3.000%, 12/1/2046	7,073,381
12,628,534	3.000%, 12/1/2046	12,332,136
76,254,858	3.000%, 1/1/2047	74,465,118
3,280,837	3.000%, 1/1/2047	3,203,835
1,615,965	3.000%, 2/1/2047	1,580,058
14,615,193	3.000%, 3/1/2047	14,272,167
19,444,085	3.000%, 3/1/2047	18,999,875
Federated Mortgage Core Portfolio
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal National Mortgage Association—continued
$11,736,639	3.000%, 4/1/2047	$11,461,174
13,485,793	3.000%, 12/1/2047	13,177,703
18,373,164	3.000%, 12/1/2047	17,959,161
601,908	3.500%, 11/1/2025	610,644
363,926	3.500%, 11/1/2025	369,210
583,311	3.500%, 12/1/2025	592,118
205,993	3.500%, 1/1/2026	209,061
689,764	3.500%, 1/1/2026	700,038
34,774,795	3.500%, 4/1/2033	35,257,361
15,544,967	3.500%, 9/1/2042	15,668,362
23,354,264	3.500%, 7/1/2045	23,430,174
14,529,720	3.500%, 8/1/2046	14,567,867
19,593,673	3.500%, 8/1/2046	19,632,868
26,404,327	3.500%, 9/1/2046	26,498,403
8,732,851	3.500%, 11/1/2046	8,750,320
8,944,469	3.500%, 2/1/2047	8,956,772
29,672,288	3.500%, 11/1/2047	29,676,009
27,882,893	3.500%, 12/1/2047	27,921,243
34,388,957	3.500%, 12/1/2047	34,414,763
34,020,850	3.500%, 12/1/2047	34,067,642
16,603,265	3.500%, 1/1/2048	16,610,536
19,352,820	3.500%, 4/1/2048	19,355,247
20,344,974	3.500%, 5/1/2048	20,353,883
523,587	4.000%, 12/1/2025	535,852
580,975	4.000%, 7/1/2026	595,373
3,303,705	4.000%, 2/1/2041	3,396,112
8,698,540	4.000%, 12/1/2041	8,941,845
3,471,660	4.000%, 3/1/2042	3,573,105
6,870,682	4.000%, 4/1/2042	7,062,860
11,850,540	4.000%, 10/1/2045	12,182,009
2,744,181	4.000%, 3/1/2046	2,807,217
4,152,830	4.000%, 7/1/2046	4,261,201
3,761,687	4.000%, 9/1/2046	3,863,378
7,205,530	4.000%, 11/1/2046	7,391,312
29,682,957	4.000%, 6/1/2047	30,503,937
17,031,209	4.000%, 9/1/2047	17,434,138
11,739,591	4.000%, 10/1/2047	11,998,987
Federated Mortgage Core Portfolio
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal National Mortgage Association—continued
$15,272,061	4.000%, 10/1/2047	$15,579,920
18,595,398	4.000%, 11/1/2047	19,066,132
12,453,157	4.000%, 11/1/2047	12,756,728
21,648,278	4.000%, 12/1/2047	22,084,671
15,042,761	4.000%, 12/1/2047	15,456,467
18,223,812	4.000%, 12/1/2047	18,685,139
8,167,759	4.000%, 1/1/2048	8,366,099
19,748,111	4.000%, 2/1/2048	20,158,542
11,826,875	4.000%, 2/1/2048	12,088,199
24,821,061	4.000%, 2/1/2048	25,503,690
5,530,244	4.000%, 2/1/2048	5,665,919
15,427,042	4.000%, 2/1/2048	15,738,025
21,557,944	4.000%, 2/1/2048	21,992,515
5,116,680	4.000%, 3/1/2048	5,242,209
4,929,907	4.000%, 3/1/2048	5,054,705
57,404,587	4.000%, 3/1/2048	58,561,766
12,764,763	4.000%, 4/1/2048	13,022,079
13,216,561	4.000%, 5/1/2048	13,487,114
4,029,854	4.000%, 6/1/2048	4,110,145
15,227,347	4.000%, 6/1/2048	15,539,063
16,967,171	4.000%, 7/1/2048	17,305,223
6,665,133	4.000%, 11/1/2048	6,797,408
23,576	4.500%, 12/1/2019	23,579
234,224	4.500%, 2/1/2039	245,069
1,363,263	4.500%, 5/1/2040	1,426,381
4,587,625	4.500%, 10/1/2040	4,801,464
437,747	4.500%, 11/1/2040	458,152
6,524,153	4.500%, 3/1/2041	6,824,180
5,113,713	4.500%, 4/1/2041	5,348,878
2,554,577	4.500%, 6/1/2041	2,672,054
5,573,101	4.500%, 9/1/2041	5,829,392
1,420,386	4.500%, 12/1/2041	1,486,815
2,862,733	4.500%, 12/1/2041	2,996,618
3,448,675	4.500%, 1/1/2042	3,602,959
7,970,033	4.500%, 6/1/2044	8,311,646
17,033,752	4.500%, 9/1/2047	17,652,070
25,820,324	4.500%, 11/1/2047	26,757,591
Federated Mortgage Core Portfolio
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal National Mortgage Association—continued
$16,999,428	4.500%, 3/1/2048	$17,879,459
13,485,881	4.500%, 5/1/2048	13,971,199
22,714,258	4.500%, 8/1/2048	23,531,678
24,144,186	4.500%, 8/1/2048	25,013,065
12,333,413	4.500%, 9/1/2048	12,777,256
771,519	5.000%, 5/1/2023	794,946
143,268	5.000%, 8/1/2023	147,779
557,406	5.000%, 11/1/2023	577,280
2,646,353	5.000%, 2/1/2036	2,812,125
1,584,981	5.000%, 7/1/2040	1,681,861
1,580,860	5.000%, 10/1/2041	1,675,511
4,826,364	5.000%, 7/1/2048	5,061,039
15,003,006	5.000%, 7/1/2048	15,732,505
8,639,076	5.000%, 8/1/2048	9,059,138
63,490	5.500%, 1/1/2032	67,949
35,556	5.500%, 1/1/2032	38,071
501,067	5.500%, 9/1/2034	538,940
1,666,598	5.500%, 12/1/2034	1,792,882
54,729	5.500%, 4/1/2035	58,835
601,068	5.500%, 11/1/2035	645,692
400,892	5.500%, 1/1/2036	431,101
140,700	5.500%, 3/1/2036	151,217
896,069	5.500%, 4/1/2036	963,177
609,072	5.500%, 4/1/2036	654,341
394,460	5.500%, 5/1/2036	424,288
190,408	5.500%, 9/1/2036	204,696
609,734	5.500%, 8/1/2037	655,657
231,765	5.500%, 7/1/2038	249,357
886,538	5.500%, 4/1/2041	952,792
17,069	6.000%, 1/1/2029	18,574
2,390	6.000%, 1/1/2029	2,471
21,305	6.000%, 2/1/2029	23,195
8,550	6.000%, 2/1/2029	9,315
447,553	6.000%, 2/1/2039	497,781
5,159	6.000%, 4/1/2029	5,660
12,441	6.000%, 5/1/2029	13,559
20,680	6.000%, 5/1/2029	22,649
Federated Mortgage Core Portfolio
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal National Mortgage Association—continued
$264,688	6.000%, 6/1/2038	$294,446
800,766	6.000%, 7/1/2034	891,385
443,871	6.000%, 11/1/2034	493,400
221,832	6.000%, 7/1/2036	246,751
60,553	6.000%, 7/1/2036	67,264
281,060	6.000%, 10/1/2037	313,050
1,219,700	6.000%, 7/1/2038	1,360,186
82,889	6.000%, 9/1/2038	92,442
73,474	6.000%, 10/1/2038	81,923
275	6.500%, 4/1/2019	275
36,158	6.500%, 9/1/2028	39,687
5,126	6.500%, 8/1/2029	5,677
6,014	6.500%, 6/1/2031	6,716
16,003	6.500%, 6/1/2031	17,864
5,466	6.500%, 6/1/2031	6,057
6,029	6.500%, 6/1/2031	6,689
35,469	6.500%, 12/1/2031	39,774
3,443	6.500%, 1/1/2032	3,862
61,136	6.500%, 3/1/2032	68,563
210,598	6.500%, 4/1/2032	235,448
85,447	6.500%, 5/1/2032	95,834
56,872	6.500%, 11/1/2035	63,246
344,959	6.500%, 7/1/2036	389,669
11,946	6.500%, 8/1/2036	13,522
14,711	6.500%, 9/1/2036	16,685
99,389	6.500%, 12/1/2036	112,163
120,102	6.500%, 9/1/2037	135,729
6,572	6.500%, 12/1/2037	7,429
111,591	6.500%, 10/1/2038	126,136
1,240	7.000%, 7/1/2023	1,317
28,451	7.000%, 2/1/2024	30,147
1,268	7.000%, 5/1/2024	1,363
2,539	7.000%, 7/1/2024	2,747
1,398	7.000%, 7/1/2025	1,529
18,723	7.000%, 9/1/2031	21,259
6,429	7.000%, 9/1/2031	7,338
136,694	7.000%, 11/1/2031	156,181
Federated Mortgage Core Portfolio
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal National Mortgage Association—continued
$12,076	7.000%, 12/1/2031	$13,594
178,791	7.000%, 1/1/2032	202,731
30,469	7.000%, 2/1/2032	34,756
43,753	7.000%, 3/1/2032	49,860
284,686	7.000%, 3/1/2032	320,365
35,544	7.000%, 4/1/2032	40,395
128,195	7.000%, 4/1/2032	146,087
5,985	7.000%, 4/1/2032	6,817
30,545	7.000%, 6/1/2032	34,786
347,776	7.000%, 6/1/2037	394,503
1,052	7.500%, 1/1/2030	1,198
12,673	7.500%, 9/1/2030	14,444
18,603	7.500%, 5/1/2031	21,353
4,874	7.500%, 6/1/2031	5,564
50,946	7.500%, 8/1/2031	58,452
48,583	7.500%, 1/1/2032	54,925
5,176	7.500%, 6/1/2033	5,865
366	8.000%, 7/1/2023	387
5,472	8.000%, 10/1/2026	6,180
2,849	8.000%, 11/1/2029	3,287
704	9.000%, 6/1/2025	788
	TOTAL	1,270,809,434
	Government National Mortgage Association—8.1%
24,613,430	3.000%, 1/20/2047	24,271,096
5,823,461	3.500%, 12/15/2040	5,867,905
2,023,825	3.500%, 8/15/2043	2,048,757
1,605,416	3.500%, 8/15/2043	1,625,194
23,267,632	3.500%, 5/20/2046	23,477,930
20,312,621	3.500%, 3/20/2047	20,477,168
23,862,363	3.500%, 11/20/2047	24,055,665
2,045,781	4.000%, 9/15/2040	2,114,510
4,771,742	4.000%, 10/15/2040	4,927,038
2,225,976	4.000%, 1/15/2041	2,300,064
3,115,537	4.000%, 10/15/2041	3,216,932
6,138,557	4.000%, 12/20/2046	6,311,480
9,748,769	4.000%, 5/20/2047	9,995,973
13,178,022	4.000%, 8/20/2047	13,516,300
Federated Mortgage Core Portfolio
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Government National Mortgage Association—continued
$24,818,553	4.000%, 6/15/2048	$25,434,314
510,325	4.500%, 1/15/2039	534,478
471,702	4.500%, 6/15/2039	495,748
1,693,141	4.500%, 10/15/2039	1,779,455
547,028	4.500%, 1/15/2040	574,914
314,037	4.500%, 6/15/2040	329,558
451,366	4.500%, 9/15/2040	473,674
616,947	4.500%, 2/15/2041	647,247
1,520,047	4.500%, 3/15/2041	1,597,537
163,401	4.500%, 5/15/2041	171,577
5,300,188	4.500%, 6/20/2041	5,547,607
857,733	4.500%, 9/15/2041	900,654
1,202,303	4.500%, 9/20/2041	1,258,428
802,482	4.500%, 10/15/2043	842,388
456,381	4.500%, 11/15/2043	479,076
23,240,739	4.500%, 8/20/2048	24,062,374
11,953,622	4.500%, 10/20/2048	12,377,154
701,309	5.000%, 1/15/2039	743,564
666,001	5.000%, 5/15/2039	705,920
969,396	5.000%, 8/20/2039	1,025,418
274,375	5.500%, 12/15/2038	296,669
207,386	5.500%, 12/20/2038	222,408
396,845	5.500%, 1/15/2039	429,463
447,851	5.500%, 2/15/2039	484,660
9,795	6.000%, 10/15/2028	10,657
12,608	6.000%, 3/15/2029	13,702
11,590	6.000%, 6/15/2029	12,707
159,226	6.000%, 2/15/2036	179,012
204,662	6.000%, 4/15/2036	230,497
217,483	6.000%, 6/15/2037	243,059
20,854	6.500%, 10/15/2028	23,198
8,115	6.500%, 10/15/2028	8,799
10,197	6.500%, 11/15/2028	11,248
19,849	6.500%, 12/15/2028	21,881
6,499	6.500%, 2/15/2029	7,222
15,556	6.500%, 3/15/2029	17,254
30,387	6.500%, 9/15/2031	34,287
Federated Mortgage Core Portfolio
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Government National Mortgage Association—continued
$65,773	6.500%, 2/15/2032	$74,034
20,386	7.000%, 11/15/2027	22,658
16,076	7.000%, 12/15/2027	17,969
13,363	7.000%, 6/15/2028	14,624
21,792	7.000%, 11/15/2028	24,220
9,478	7.000%, 1/15/2029	10,651
8,701	7.000%, 5/15/2029	9,839
3,293	7.000%, 10/15/2029	3,719
25,241	7.000%, 5/15/2030	28,560
16,873	7.000%, 11/15/2030	19,212
18,868	7.000%, 12/15/2030	21,204
16,472	7.000%, 8/15/2031	18,672
32,215	7.000%, 6/15/2031	36,066
68,226	7.000%, 10/15/2031	77,829
12,072	7.000%, 12/15/2031	13,821
51	7.500%, 7/15/2029	51
20,212	7.500%, 8/15/2029	23,037
48,130	7.500%, 10/15/2029	55,162
57,933	7.500%, 6/15/2030	66,656
5,106	7.500%, 10/15/2030	5,821
7,770	7.500%, 1/15/2031	8,943
8,032	8.000%, 1/15/2022	8,467
3,631	8.000%, 6/15/2022	3,845
4,381	8.000%, 8/15/2029	5,091
2,862	8.000%, 10/15/2029	3,341
10,269	8.000%, 11/15/2029	11,995
10,744	8.000%, 1/15/2030	12,421
3,911	8.000%, 10/15/2030	4,574
83,281	8.000%, 11/15/2030	97,933
4,462	8.500%, 5/15/2029	5,219
442	9.500%, 10/15/2020	460
	TOTAL	227,139,914
	TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $2,554,409,377)	2,574,109,436
	U.S. TREASURIES—1.1%
25,000,000	United States Treasury Notes, 1.375%, 9/30/2023	23,735,677
Federated Mortgage Core Portfolio
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	U.S. TREASURIES—continued
$8,000,000	United States Treasury Notes, 2.750%, 7/31/2023	$8,085,625
	TOTAL U.S. TREASURIES (IDENTIFIED COST $31,615,833)	31,821,302
	INVESTMENT COMPANY—3.2%
89,372,028	Federated Government Obligations Fund, Premier Shares, 2.30%[1] (AT COST $89,372,028)	89,372,028
	TOTAL INVESTMENT IN SECURITIES—101.2% (IDENTIFIED COST $2,833,240,627)[2]	2,850,325,220
	OTHER ASSETS AND LIABILITIES - NET—(1.2)%[3]	(34,373,772)
	TOTAL NET ASSETS—100%	$2,815,951,448
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended December 31, 2018, were as follows:
Federated Government Obligations Fund, Premier Shares
Balance of Shares Held 12/31/2017	80,524,558
Purchases/Additions	1,907,217,405
Sales/Reductions	(1,898,369,935)
Balance of Shares Held 12/31/2018	89,372,028
Value	$89,372,028
Change in Unrealized Appreciation/Depreciation	NA
Net Realized Gain/(Loss)	NA
Dividend Income	$2,970,593
1	7-day net yield.
2	The cost of investments for federal tax purposes amounts to $2,831,908,272.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at December 31, 2018.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Federated Mortgage Core Portfolio
Semi-Annual Shareholder Report

The following is a summary of the inputs used, as of December 31, 2018, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Asset-Backed Securities	$—	$109,161,986	$—	$109,161,986
Collateralized Mortgage Obligations	—	45,860,468	—	45,860,468
Mortgage-Backed Securities	—	2,574,109,436	—	2,574,109,436
U.S. Treasuries	—	31,821,302	—	31,821,302
Investment Company	89,372,028	—	—	89,372,028
TOTAL SECURITIES	$89,372,028	$2,760,953,192	$—	$2,850,325,220
See Notes which are an integral part of the Financial Statements
Federated Mortgage Core Portfolio
Semi-Annual Shareholder Report

Financial Highlights– Federated Mortgage Core Portfolio
(For a Share Outstanding Throughout Each Period)
Year Ended December 31	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$9.80	$9.81	$9.85	$9.97	$9.71
Income From Investment Operations:
Net investment income[1]	0.30	0.27	0.23	0.23	0.27
Net realized and unrealized gain (loss)	(0.20)	0.00[2]	(0.00)[2]	(0.07)	0.29
TOTAL FROM INVESTMENT OPERATIONS	0.10	0.27	0.23	0.16	0.56
Less Distributions:
Distributions from net investment income	(0.30)	(0.28)	(0.27)	(0.28)	(0.30)
Net Asset Value, End of Period	$9.60	$9.80	$9.81	$9.85	$9.97
Total Return[3]	1.10%	2.75%	2.30%	1.66%	5.89%
Ratios to Average Net Assets:
Net expenses	0.03%	0.03%	0.03%	0.03%	0.02%
Net investment income	3.18%	2.71%	2.34%	2.31%	2.74%
Expense waiver/reimbursement[4]	—%	0.00%[5]	0.00%[5]	—%	0.01%
Supplemental Data:
Net assets, end of period (000 omitted)	$2,815,951	$1,787,418	$2,147,397	$1,900,395	$1,864,143
Portfolio turnover	109%	88%	258%	307%	179%
Portfolio turnover (excluding purchases and sales from dollar-roll transactions)	109%	46%	42%	46%	40%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
5	Represents less than 0.01%.
See Notes which are an integral part of the Financial Statements
Federated Mortgage Core Portfolio
Semi-Annual Shareholder Report

Statement of Assets and Liabilities–
Federated Mortgage Core Portfolio
December 31, 2018
Assets:
Investment in securities, at value including $89,372,028 of investment in an affiliated holding (identified cost $2,833,240,627)		$2,850,325,220
Cash		280,000
Income receivable		8,231,447
Income receivable from an affiliated holding		106,542
Receivable for investments sold		3,797,354
TOTAL ASSETS		2,862,740,563
Liabilities:
Payable for investments purchased	$38,720,422
Payable for shares redeemed	440,000
Income distribution payable	7,472,833
Accrued expenses (Note 5)	155,860
TOTAL LIABILITIES		46,789,115
Net assets for 293,394,611 shares outstanding		$2,815,951,448
Net Assets Consist of:
Paid-in capital		$2,868,217,620
Total distributable earnings (loss)		(52,266,172)
TOTAL NET ASSETS		$2,815,951,448
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$2,815,951,448 ÷ 293,394,611 shares outstanding, no par value, unlimited shares authorized		$9.60
See Notes which are an integral part of the Financial Statements
Federated Mortgage Core Portfolio
Semi-Annual Shareholder Report

Statement of Operations–
Federated Mortgage Core Portfolio
Year Ended December 31, 2018
Investment Income:
Interest		$72,118,278
Dividends received from an affiliated holding*		2,970,593
TOTAL INCOME		75,088,871
Expenses:
Custodian fees	$99,745
Transfer agent fee	160,923
Directors'/Trustees' fees (Note 5)	17,596
Auditing fees	32,500
Legal fees	10,398
Portfolio accounting fees	224,929
Share registration costs	126
Printing and postage	15,955
Miscellaneous (Note 5)	26,335
TOTAL EXPENSES	588,507
Net investment income		74,500,364
Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments		(38,821,151)
Net change in unrealized appreciation of investments		9,445,875
Net realized and unrealized gain (loss) on investments		(29,375,276)
Change in net assets resulting from operations		$45,125,088
*	See information listed after the Fund's Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Federated Mortgage Core Portfolio
Semi-Annual Shareholder Report

Statement of Changes in Net Assets–
Federated Mortgage Core Portfolio
Year Ended December 31	2018	2017
Increase (Decrease) in Net Assets
Operations:
Net investment income	$74,500,364	$52,571,607
Net realized loss	(38,821,151)	(819,475)
Net change in unrealized appreciation/depreciation	9,445,875	1,537,084
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	45,125,088	53,289,216
Distributions to Shareholders (Note 2)	(74,757,288)	(54,723,938)
Share Transactions:
Proceeds from sale of shares	1,338,729,800	170,575,250
Net asset value of shares issued to shareholders in payment of distributions declared	8,059,110	4,857,161
Cost of shares redeemed	(288,623,600)	(533,976,592)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	1,058,165,310	(358,544,181)
Change in net assets	1,028,533,110	(359,978,903)
Net Assets:
Beginning of period	1,787,418,338	2,147,397,241
End of period	$2,815,951,448	$1,787,418,338
See Notes which are an integral part of the Financial Statements
Federated Mortgage Core Portfolio
Semi-Annual Shareholder Report

Notes to Financial Statements–
Federated Mortgage Core Portfolio
December 31, 2018
1. ORGANIZATION
Federated Core Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of four portfolios. The financial statements included herein are only those of Federated Mortgage Core Portfolio (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is to provide total return. The Fund is an investment vehicle used by other Federated funds that invest some of their assets in mortgage-backed securities. Currently, shares of the Fund are being offered for investment only to investment companies, insurance company separate accounts, common or commingled trust funds, or similar organizations or parties that are “accredited investors” within the meaning of Regulation D of the Securities Act of 1933, as amended (the “1933 Act”).
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not
Federated Mortgage Core Portfolio
Semi-Annual Shareholder Report

representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
Federated Mortgage Core Portfolio
Semi-Annual Shareholder Report

The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.
All distributions as indicated on the Statement of Changes in Net Assets for the year ended December 31, 2017, were from net investment income. Undistributed net investment income at December 31, 2017, was $258,472.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended December 31, 2018, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of December 31, 2018, tax years 2015 through 2018 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
The Fund may transact in To Be Announced Securities (TBAs). As with other delayed-delivery transactions, a seller agrees to issue TBAs at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms such as issuer, interest rate and terms of underlying mortgages. The Fund records TBAs on the trade date utilizing information associated with the
Federated Mortgage Core Portfolio
Semi-Annual Shareholder Report

specified terms of the transaction as opposed to the specific mortgages. TBAs are marked to market daily and begin earning interest on the settlement date. Losses may occur due to the fact that the actual underlying mortgages received may be less favorable than those anticipated by the Fund.
Dollar-Roll Transactions
The Fund engages in dollar-roll transactions in which the Fund sells mortgage-backed securities with a commitment to buy similar (same type, coupon and maturity), but not identical mortgage-backed securities on a future date. Both securities involved are TBA mortgage-backed securities. The Fund treats dollar-roll transactions as purchases and sales. Dollar-rolls are subject to interest rate risks and credit risks.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the 1933 Act; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
Year Ended December 31	2018	2017
Shares sold	140,395,762	17,381,790
Shares issued to shareholders in payment of distributions declared	844,493	494,089
Shares redeemed	(30,302,963)	(54,347,672)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	110,937,292	(36,471,793)
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended December 31, 2018 and 2017, was as follows:
	2018	2017
Ordinary income	$74,757,288	$54,723,938
Federated Mortgage Core Portfolio
Semi-Annual Shareholder Report

As of December 31, 2018, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income	$318,174
Net unrealized appreciation	$18,416,948
Capital loss carryforwards	$(71,001,294)
The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for dollar-roll transactions.
At December 31, 2018, the cost of investments for federal tax purposes was $2,831,908,272. The net unrealized appreciation of investments for federal tax purposes was $18,416,948. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $28,382,221 and net unrealized depreciation from investments for those securities having an excess of cost over value of $9,965,273.
At December 31, 2018, the Fund had a capital loss carryforward of $71,001,294 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term and does not expire. All of the Fund's capital loss carryforwards were incurred in taxable years beginning after December 22, 2010.
The following schedule summarizes the Fund's capital loss carryforwards:
Short-Term	Long-Term	Total
$45,883,004	$25,118,290	$71,001,294
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The Adviser, subject to the direction of the Trustees, provides investment adviser services at no fee, because all investors in the Fund are other Federated funds, insurance company separate accounts, common or commingled trust funds or similar organizations or entities that are “accredited investors” within the meaning of Regulation D of the 1933 Act. The Fund pays operating expenses associated with the operation and maintenance of the Fund (excluding fees and expenses that may be charged by the Adviser and its affiliates). Although not contractually obligated to do so, the Adviser intends to voluntarily reimburse operating expenses (excluding extraordinary expenses and proxy-related expenses paid by the Fund, if any) such that the Fund will only bear such expenses in an amount of up to 0.15% of the Fund's average daily net assets. The Adviser can modify or terminate this voluntary reimbursement at any time at its sole discretion.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. FAS does not charge the Fund a fee but is entitled to certain out-of-pocket expenses.
Federated Mortgage Core Portfolio
Semi-Annual Shareholder Report

Directors'/Trustees' and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Affiliated Shares of Beneficial Interest
As of December 31, 2018, a majority of the shares of beneficial interest outstanding are owned by other affiliated investment companies.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended December 31, 2018, were as follows:
Purchases	$—
Sales	$99,576,376
7. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of December 31, 2018, the Fund had no outstanding loans. During the year ended December 31, 2018, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of December 31, 2018, there were no outstanding loans. During the year ended December 31, 2018, the program was not utilized.
Federated Mortgage Core Portfolio
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)–
Federated Mortgage Core Portfolio
As a shareholder of the Fund, you incur ongoing costs, including to the extent applicable, management fees, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2018 to December 31, 2018.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 7/1/2018	Ending Account Value 12/31/2018	Expenses Paid During Period[1]
Actual	$1,000	$1,020.20	$0.10
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,025.10	$0.10
1	Expenses are equal to the Fund's annualized net expense ratio of 0.02%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period).
Federated Mortgage Core Portfolio
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2019
Federated Total Return Bond Fund (the “Fund”)
At its meetings in May 2019, the Fund's Board of Directors (the “Board”), including a majority of those Directors who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Directors”), reviewed and unanimously approved the continuation of the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
At the request of the Independent Directors, the Fund's Chief Compliance Officer (the CCO) furnished to the Board in advance of its May 2019 meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO's independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund's management fee and in deciding to approve the continuation of the investment advisory contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Directors. At the request of the Independent Directors, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer,” prior to the elimination of the Senior Officer position in December 2017.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in making its decision. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark, and comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the
Semi-Annual Shareholder Report

adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (SEC) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Investment Management Company (the “Adviser”) and its affiliates (collectively, “Federated”) on matters relating to the funds advised by Federated (each, a “Federated Fund”). The Independent Directors were assisted in their deliberations by independent legal counsel.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings at which the Board's formal approval of the advisory and subadvisory contracts occurred. In this regard, Federated provided much of this information at each regular meeting of the Board, and furnished additional information specifically in connection with the May meetings. In the months preceding the May meetings, the Board requested and reviewed written materials prepared by Federated in response to requests on behalf of the Independent Directors encompassing a wide variety of topics. At the May meetings, in addition to meeting in separate sessions of the Independent Directors without management present, senior management of the Adviser also met with the Independent Directors and their counsel to discuss the materials presented and such additional matters as the Independent Directors deemed reasonably necessary to evaluate the advisory and subadvisory contracts. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose.
The Board's consideration of the investment advisory contract included review of the CCO Fee Evaluation Report, accompanying data and additional information covering the following matters, among others: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due
Semi-Annual Shareholder Report

regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated Funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated using data supplied by independent fund ranking organizations (the “Peer Group”). The Board received a description of the composition and methodology used to select the Peer Group. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund's fee rates relative to its Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the relevant Peer Group and the Board was satisfied that the overall expense structure of the Fund remained competitive.
Semi-Annual Shareholder Report

For comparison, the CCO reviewed the fees charged by Federated for providing advisory services to products other than the Federated Funds (e.g., institutional separate accounts and third-party unaffiliated mutual funds for which Federated serves as sub-adviser) (referenced to as “Comparable Funds/Accounts”). With respect to Comparable Funds/Accounts other than third-party mutual funds, the CCO concluded that they are inherently different products. Those differences include, but are not limited to, different types of targeted investors; different applicable laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, as well as personnel in the Funds Financial Services, Legal, Compliance and Risk Management departments, in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The CCO also reviewed the differences in the nature of the services required for Federated to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution's mutual fund, and that Federated generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The CCO did not consider the fees for providing advisory services to Comparable Funds/Accounts to be determinative in judging the appropriateness of the Federated Funds' advisory fees.
The CCO noted that the services, administrative responsibilities and risks associated with such relationships are quite different than serving as a primary adviser to a fund.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory contract.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, financial resources, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser's ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the investment research and company engagement capabilities of the Adviser and its affiliates. The Board also noted the compliance program of the Adviser and the compliance-related resources provided to the Fund by the Adviser, including the Adviser's commitment to respond to rulemaking initiatives of the SEC. The Fund's ability to deliver competitive performance when compared to its Peer Group was also deemed to be relevant by the Board
Semi-Annual Shareholder Report

as a useful indicator of how the Adviser is executing the Fund's investment program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent and quality of the Adviser's investment management services warrant the continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The CCO also reviewed information regarding the performance of other mutual funds in the Peer Group, noting the CCO's view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds' objectives or investment management techniques, or the costs to implement the funds, even within the same Peer Group.
For the periods covered by the CCO Fee Evaluation Report, the Fund's performance for the three-year and five-year periods was above the median of the relevant Peer Group, and the Fund's performance fell below the median of the relevant Peer Group for the one-year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's investment advisory contract.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated Funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated Funds under separate contracts (e.g., for serving as the Federated funds' administrator and distributor). In this regard, the Board considered that certain Federated subsidiaries provide distribution and shareholder services to the Federated Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated Fund trades. In addition, the Board considered the fact that, in order for a Federated Fund to be competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or
Semi-Annual Shareholder Report

elimination of these voluntary waivers. The Board considered Federated's previous reductions in contractual management fees to certain Federated Funds in response to the CCO's recommendations in the prior year's CCO Fee Evaluation Report.
Federated furnished information, requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO. The CCO noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Fund and may produce unintended consequences. The allocation information, including the CCO's view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board.
The Board and the CCO also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. In this regard, the CCO concluded that Federated's profit margins did not appear to be excessive. The CCO also noted that Federated appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Fund.
The CCO Fee Evaluation Report also discussed the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated has made significant and long-term investments in areas that support all of the Federated Funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and that the benefits of these investments (as well as any economies of scale, should they exist) were likely to be shared with the Federated Fund family as a whole. The Board noted that Federated's investments in these areas are extensive. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed potential economies of scale to be shared with shareholders. The Board also considered that such waivers and reimbursements can provide protection from an increase in expenses if a Federated Fund's assets decline. Federated, as it does throughout the year, and specifically in connection with the Board's review of the advisory and subadvisory contracts, furnished information relative to revenue sharing or adviser-paid fees. Federated and the CCO noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the
Semi-Annual Shareholder Report

appropriateness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the CCO Fee Evaluation Report) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The CCO stated that his observations and the information accompanying the CCO Fee Evaluation Report supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Fund's investment advisory contract. The CCO also recognized that the Board's evaluation of the Federated Funds' advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated Funds.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its view that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund's holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC's website at www.sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com.
Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report

Federated Total Return Bond Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31428Q820
CUSIP 31428Q812
CUSIP 31428Q796
CUSIP 31428Q770
CUSIP 31428Q101
CUSIP 31428Q507
CUSIP 31428Q739
28555 (7/19)
Federated is a registered trademark of Federated Investors, Inc.
2019 ©Federated Investors, Inc.

Item 2.	Code of Ethics

Not Applicable

Item 3.	Audit Committee Financial Expert

Not Applicable

Item 4.	Principal Accountant Fees and Services

Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable

Item 13.	Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Total Return Series, Inc.

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date July 23, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date July 23, 2019

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date July 23, 2019